John Hancock Variable Insurance Trust

200 Berkeley Street, Boston, Massachusetts 02116

John Hancock Variable Insurance Trust (“JHVIT” or the “Trust”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHVIT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment option for variable annuity and variable life insurance contracts (“variable contracts”). JHVIT provides a range of investment objectives through separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus. Only Series I of certain funds have ticker symbols, which are noted below, as applicable. JHVIT offers Series NAV, Series I, Series II and Series III shares, although not all funds offer all classes of shares.

Ticker
Fund Name	Series I
Investment Quality Bond Trust	—
Lifestyle Balanced Portfolio	JHBPX
Lifestyle Conservative Portfolio	JHCIX
Lifestyle Growth Portfolio	JHGPX
Lifestyle Moderate Portfolio	JHMPX
Managed Volatility Balanced Portfolio	JELBX

Ticker
Fund Name	Series I
Managed Volatility Conservative Portfolio	JELCX
Managed Volatility Growth Portfolio	JELGX
Managed Volatility Moderate Portfolio	JELMX
Money Market Trust	JHOXX
Select Bond Trust	—
Total Bond Market Trust	JTBMX
Ultra Short Term Bond Trust	JAGJX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHVIT, the advisor or any subadvisors to JHVIT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHVIT in any state where such offer or sale would be prohibited.

Prospectus dated April 25, 2022

John Hancock Variable Insurance Trust
Table of contents

Investment Quality Bond Trust

Investment objective

To provide a high level of current income consistent with the maintenance of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.60	0.60	0.60
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.09	0.09	0.09
Total annual fund operating expenses	0.74	0.94	0.69
Contractual expense reimbursement[1]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	0.73	0.93	0.68
1	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	75	95	69
3 years	236	299	220
5 years	410	519	383
10 years	917	1,154	858

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) The fund will tend to focus on corporate bonds and U.S. government bonds with intermediate-to longer-term maturities.

The subadvisor’s investment decisions derive from a three-pronged analysis, including:

■	sector analysis,

■	credit research, and

■	call protection.

Sector analysis focuses on the differences in yields among security types, issuers, and industry sectors. Credit research focuses on both quantitative and qualitative criteria established by the subadvisor, such as call protection (payment guarantees), an issuer’s industry, operating and financial profiles, business strategy, management quality, and projected financial and business conditions. Individual purchase and sale decisions are made on the basis of relative value and the contribution of a security to the desired characteristics of the overall fund. Factors considered include:

■	relative valuation of available alternatives,

■	impact on portfolio yield, quality and liquidity, and

■	impact on portfolio maturity and sector weights.

The subadvisor attempts to maintain a high, steady and possibly growing income stream.

1	Investment Quality Bond Trust

At least 80% of the fund’s net assets are invested in bonds and debentures, including:

■	marketable debt securities of U.S. and foreign issuers (payable in U.S. dollars), rated as investment grade by Moody’s or S&P at the time of purchase, including privately placed debt securities, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities;

■	securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, including mortgage-backed securities; and

■	cash and cash equivalent securities which are authorized for purchase by Money Market Trust, a series of the Trust.

The balance (no more than 20%) of the fund’s net assets may be invested in below-investment-grade bonds and other securities including privately placed debt securities:

■	U.S. and foreign debt securities,

■	preferred stocks,

■	convertible securities (including those issued in the Euromarket),

■	securities carrying warrants to purchase equity securities,

■	foreign exchange contracts for purposes of hedging portfolio exposures to foreign currencies or for purposes of obtaining exposure to foreign currencies,

■	hybrid securities, and

■	below-investment-grade and investment-grade foreign currency fixed-income securities, including up to 5% emerging market fixed-income securities.

In pursuing its investment objective, the fund may invest up to 20% of its net assets in U.S. and foreign high yield (high risk) corporate and government debt securities (commonly known as “junk bonds”). These instruments are rated “Ba” or below by Moody’s or “BB” or below by S&P (or, if unrated, are deemed of comparable quality as determined by the subadvisor). No minimum rating standard is required for a purchase of high yield securities by the fund. While the fund may only invest up to 20% of its net assets in securities rated in these rating categories, it is not required to dispose of bonds that may be downgraded after purchase, even though such downgrade may cause the fund to hold more than 20% of its net assets in high yield securities. The fund’s investment policies are based on credit ratings at the time of purchase.

The fund normally maintains an average portfolio duration of between three and seven years. However, the fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of a security to changes in interest rates.

The fund may invest in derivatives such as interest rate futures and options, interest rate swaps, currency forwards, options on financial indices and credit default swaps to manage duration and yield curve positioning, implement foreign interest rate and currency positions, hedge against risk and/or as a substitute for investing directly in a security.

The fund may make short sales of a security including short sales “against the box.”

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The fund’s main risks are listed below in alphabetical order, not in order of importance. The fund’s investment strategy may not produce the intended results.

Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary

Investment Quality Bond Trust	2

receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, foreign currency forward contracts, futures contracts, options, and interest-rate swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hybrid instrument risk. Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Hybrid instruments entail greater market risk and may be more volatile than traditional debt instruments, may bear interest or pay preferred dividends at below-market rates, and may be illiquid. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures, and currencies.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

TBA mortgage contracts. To-be-announced (TBA) mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Preferred and convertible securities risk. Preferred stock dividends are payable only if declared by the issuer’s board. Preferred stock may be subject to redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. Convertible preferred stock’s value can depend heavily upon the underlying common stock’s value.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Warrants risk. The prices of warrants may not precisely reflect the prices of their underlying securities. Warrant holders do not receive dividends or have voting or credit rights. A warrant ceases to have value if not exercised prior to its expiration date.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

3	Investment Quality Bond Trust

Calendar year total returns (%)—Series I

Best quarter: 2020, Q2, 5.96%
Worst quarter: 2013, Q2, –3.48%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	–1.26	4.15	3.50	06/19/1985
Series II	–1.45	3.94	3.29	01/28/2002
Series NAV	–1.21	4.22	3.56	02/28/2005
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Wellington Management Company LLP

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Robert D. Burn, CFA Managing Director and Fixed Income Portfolio Manager Managed fund since 2016	Campe Goodman, CFA Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010	Joseph F. Marvan, CFA Senior Managing Director and Fixed Income Portfolio Manager Managed fund since 2010

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

Investment Quality Bond Trust	4

Lifestyle Balanced Portfolio

Investment objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.04	0.04	0.04
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.03	0.03	0.03
Acquired fund fees and expenses[1]	0.55	0.55	0.55
Total annual fund operating expenses[2]	0.67	0.87	0.62
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	68	89	63
3 years	214	278	199
5 years	373	482	346
10 years	835	1,073	774

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold

5	Lifestyle Balanced Portfolio

various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

■	To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

■	To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

■	To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

■	To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The fund’s investment strategy may not produce the intended results. The principal risks of investing in the fund of funds include:

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

JHVIT Lifestyle Portfolio asset transfer risk. The Lifestyle Balanced Portfolio (the “JHVIT Lifestyle Portfolio”) is offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The

Lifestyle Balanced Portfolio	6

timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the JHVIT Lifestyle Portfolio to the Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolio bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolio.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Advance trade estimate risk. The JHVIT Lifestyle Portfolio may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolio’s subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolio’s portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolio’s exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle shares, there can be no assurance that the prices paid by the JHVIT Lifestyle Portfolio will be better than if the JHVIT Lifestyle Portfolio had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT Lifestyle Portfolio will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle Portfolio are less than estimated, the JHVIT Lifestyle Portfolio could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle Portfolio are less than estimated, the JHVIT Lifestyle Portfolio may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle Portfolio to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle Portfolio’s assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle Portfolio expenses and adversely affect the performance of the JHVIT Lifestyle Portfolio.

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the

7	Lifestyle Balanced Portfolio

manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Combined Index (described below) show how the fund’s performance compares against the returns of similar investments. Performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This

Lifestyle Balanced Portfolio	8

pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Bloomberg U.S. Aggregate Bond Index.

Calendar year total returns (%)—Series II

Best quarter: 2020, Q2, 12.11%
Worst quarter: 2020, Q1, –10.80%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	9.44	9.30	8.13	11/01/2013
Series II	9.21	9.08	7.95	04/29/2011
Series NAV	9.51	9.34	8.17	11/01/2013
Morningstar U.S. Moderate Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	12.37	11.21	9.88
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.47	8.49
Combined Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	9.43	9.68	16.55
*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Robert Sykes, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2018	Nathan Thooft, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

9	Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Investment objective

To seek a high level of current income with some consideration given to growth of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.04	0.04	0.04
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.05	0.05	0.05
Acquired fund fees and expenses[1]	0.56	0.56	0.56
Total annual fund operating expenses[2]	0.70	0.90	0.65
Contractual expense reimbursement[3]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	0.69	0.89	0.64
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
3	The advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which “Other expenses” of the fund exceed 0.04% of the average daily net assets of the fund. “Other expenses” means all of the expenses of the fund, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, distribution and service (Rule 12b-1) fees, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on April 30, 2023 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	70	91	65
3 years	223	286	207
5 years	389	497	361
10 years	870	1,107	809

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal investment strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange-traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

Lifestyle Conservative Portfolio	10

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

■	To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

■	To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

■	To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

■	To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The fund’s investment strategy may not produce the intended results. The principal risks of investing in the fund of funds include:

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

11	Lifestyle Conservative Portfolio

JHVIT Lifestyle Portfolio asset transfer risk. The Lifestyle Conservative Portfolio (the “JHVIT Lifestyle Portfolio”) is offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the JHVIT Lifestyle Portfolio to the Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolio bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolio.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Advance trade estimate risk. The JHVIT Lifestyle Portfolio may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolio’s subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolio’s portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolio’s exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle shares, there can be no assurance that the prices paid by the JHVIT Lifestyle Portfolio will be better than if the JHVIT Lifestyle Portfolio had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT Lifestyle Portfolio will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle Portfolio are less than estimated, the JHVIT Lifestyle Portfolio could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle Portfolio are less than estimated, the JHVIT Lifestyle Portfolio may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle Portfolio to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle Portfolio’s assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle Portfolio expenses and adversely affect the performance of the JHVIT Lifestyle Portfolio.

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Lifestyle Conservative Portfolio	12

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

13	Lifestyle Conservative Portfolio

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Combined Index (described below) show how the fund’s performance compares against the returns of similar investments. Performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 14% of the Russell 3000 Index, 6% of the MSCI EAFE Index, and 80% of the Bloomberg U.S. Aggregate Bond Index.

Calendar year total returns (%)—Series II

Best quarter: 2020, Q2, 8.06%
Worst quarter: 2020, Q1, –4.01%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	2.96	6.10	5.19	11/01/2013
Series II	2.68	5.87	5.01	04/29/2011
Series NAV	2.94	6.14	5.23	11/01/2013
Morningstar U.S. Conservative Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	3.61	6.21	5.37
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.47	16.55
Combined Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	2.75	6.05	5.16
*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Robert Sykes, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2018	Nathan Thooft, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

Lifestyle Conservative Portfolio	14

Lifestyle Growth Portfolio

Investment objective

To seek long-term growth of capital. Current income is also a consideration.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.04	0.04	0.04
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.02	0.02	0.02
Acquired fund fees and expenses[1]	0.54	0.54	0.54
Total annual fund operating expenses[2]	0.65	0.85	0.60
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	66	87	61
3 years	208	271	192
5 years	362	471	335
10 years	810	1,049	750

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal investment strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

15	Lifestyle Growth Portfolio

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

■	To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

■	To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

■	To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

■	To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The fund’s investment strategy may not produce the intended results. The principal risks of investing in the fund of funds include:

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

JHVIT Lifestyle Portfolio asset transfer risk. The Lifestyle Growth Portfolio (the “JHVIT Lifestyle Portfolio”) is offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from

Lifestyle Growth Portfolio	16

declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the JHVIT Lifestyle Portfolio to the Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolio bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolio.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Advance trade estimate risk. The JHVIT Lifestyle Portfolio may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolio’s subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolio’s portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolio’s exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle shares, there can be no assurance that the prices paid by the JHVIT Lifestyle Portfolio will be better than if the JHVIT Lifestyle Portfolio had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT Lifestyle Portfolio will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle Portfolio are less than estimated, the JHVIT Lifestyle Portfolio could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle Portfolio are less than estimated, the JHVIT Lifestyle Portfolio may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle Portfolio to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle Portfolio’s assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle Portfolio expenses and adversely affect the performance of the JHVIT Lifestyle Portfolio.

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the

17	Lifestyle Growth Portfolio

manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Combined Index (described below) show how the fund’s performance compares against the returns of similar investments. Performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This

Lifestyle Growth Portfolio	18

pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Bloomberg U.S. Aggregate Bond Index.

Calendar year total returns (%)—Series II

Best quarter: 2020, Q2, 14.93%
Worst quarter: 2020, Q1, –15.41%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	14.07	11.40	10.06	11/01/2013
Series II	13.84	11.18	9.88	04/29/2011
Series NAV	14.13	11.46	10.11	11/01/2013
Morningstar U.S. Moderately Aggressive Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	15.65	13.05	11.51
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.47	16.55
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90
Combined Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	14.05	12.04	10.66
*	Prior to April 26, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Robert Sykes, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2018	Nathan Thooft, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

19	Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Investment objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.04	0.04	0.04
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.04	0.04	0.04
Acquired fund fees and expenses[1]	0.55	0.55	0.55
Total annual fund operating expenses[2]	0.68	0.88	0.63
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	69	90	64
3 years	218	281	202
5 years	379	488	351
10 years	847	1,084	786

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Principal investment strategies

The fund, except as otherwise described below, operates as a fund of funds and normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities or in futures contracts on equity markets (the “Equity Allocation”) and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities or in futures contracts on fixed-income markets (the “Fixed Income Allocation”). Underlying funds may include exchange traded funds (“ETFs”) and the fund may invest a significant portion of its assets in ETFs. At the discretion of the subadvisor, the Equity Allocation may also include direct investments in equity securities and the Fixed Income Allocation may also include direct investments in fixed-income securities. The subadvisor may also determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its investment objective.

Within the prescribed percentage allocation, the subadvisor selects the percentage level to be maintained in specific underlying funds and in futures contracts on equity or fixed-income markets. These allocations may be changed at any time by the subadvisor.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities, science, and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in underlying funds that purchase futures contracts on equity markets.

Lifestyle Moderate Portfolio	20

Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, U.S. and foreign government issued, domestic and international securities.

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. The fund may use derivatives for hedging and nonhedging purposes including, without limitation, the following purposes:

■	To establish a position in the derivatives markets as a method of gaining exposure to a particular security or market;

■	To attempt to protect against possible changes in the market value of securities held or to be purchased by the fund or an underlying fund;

■	To manage the effective maturity or duration of the securities of the fund or an underlying fund; and

■	To facilitate the repatriation of foreign currency and the settlement of purchases of foreign securities.

The fund may invest in other types of investments including exchange-traded notes (ETNs) as described under “Other Permitted Investments of the Fund of Funds.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The fund’s investment strategy may not produce the intended results. The principal risks of investing in the fund of funds include:

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

JHVIT Lifestyle Portfolio asset transfer risk. The Lifestyle Moderate Portfolio (the “JHVIT Lifestyle Portfolio”) is offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from

21	Lifestyle Moderate Portfolio

declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the JHVIT Lifestyle Portfolio to the Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which the JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolio bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolio.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets.

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Advance trade estimate risk. The JHVIT Lifestyle Portfolio may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolio’s subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolio’s portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolio’s exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolio will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle shares, there can be no assurance that the prices paid by the JHVIT Lifestyle Portfolio will be better than if the JHVIT Lifestyle Portfolio had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT Lifestyle Portfolio will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle Portfolio are less than estimated, the JHVIT Lifestyle Portfolio could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle Portfolio are less than estimated, the JHVIT Lifestyle Portfolio may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle Portfolio to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle Portfolio’s assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle Portfolio expenses and adversely affect the performance of the JHVIT Lifestyle Portfolio.

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the

Lifestyle Moderate Portfolio	22

manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Non-diversified risk. Adverse events affecting a particular issuer or group of issuers may magnify losses for non-diversified funds, which may invest a large portion of assets in any one issuer or a small number of issuers.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Combined Index (described below) show how the fund’s performance compares against the returns of similar investments. Performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This

23	Lifestyle Moderate Portfolio

pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

The Combined Index represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Bloomberg U.S. Aggregate Bond Index.

Calendar year total returns (%)—Series II

Best quarter: 2020, Q2, 10.81%
Worst quarter: 2020, Q1, –8.60%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	7.25	8.22	7.19	11/01/2013
Series II	7.03	8.01	7.02	04/29/2011
Series NAV	7.23	8.28	7.23	11/01/2013
Morningstar U.S. Moderately Conservative Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	7.19	8.36	7.36
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.47	16.55
Combined Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	7.17	8.49	7.39
*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Robert Sykes, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2018	Nathan Thooft, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team Managed fund since 2013

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

Lifestyle Moderate Portfolio	24

Managed Volatility Balanced Portfolio

Investment objective

To seek growth of capital and current income while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.17	0.17	0.17
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.02	0.02	0.02
Acquired fund fees and expenses[1]	0.54	0.54	0.54
Total annual fund operating expenses[2]	0.78	0.98	0.73
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	80	100	75
3 years	249	312	233
5 years	433	542	406
10 years	966	1,201	906

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal investment strategies

The Managed Volatility Balanced Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 55% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 8.25% to 10.25% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

25	Managed Volatility Balanced Portfolio

Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The fund’s investment strategy may not produce the intended results. The principal risks of investing in the fund of funds include:

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the

Managed Volatility Balanced Portfolio	26

fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

27	Managed Volatility Balanced Portfolio

Leveraging risk. Certain of the risk management techniques that would be used in the strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund’s total risk exposure during periods of high market volatility and reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract’s price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers’ ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets as the fund approaches its target date.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Managed Volatility Balanced Portfolio	28

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

29	Managed Volatility Balanced Portfolio

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Combined Index (described below) show how the fund’s performance compares against the returns of similar investments. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund’s prior investment objective and principal investment strategies, the fund normally invested approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index represents 35% of the Russell 3000 Index, 15% of the MSCI EAFE Index, and 50% of the Bloomberg U.S. Aggregate Bond Index.

Calendar year total returns (%)—Series I

Best quarter: 2020, Q4, 7.81%
Worst quarter: 2020, Q1, –13.22%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	9.76	7.42	6.79	01/08/1997
Series II	9.54	7.20	6.58	01/28/2002
Series NAV	9.88	7.47	6.84	04/29/2005
Morningstar U.S. Moderate Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	12.37	11.21	9.88
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.47	16.55
Combined Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	9.43	9.68	8.49
*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderate Target Allocation Index. The Morningstar U.S. Moderate Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Managed Volatility Balanced Portfolio	30

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Geoffrey Kelley, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2020	Nathan Thooft, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team Managed fund since 2013
Robert Sykes, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2018	Jeffrey Wu Director, Portfolio Manager and Senior Derivatives Analyst of Asset Allocation Team Managed fund since 2020

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

31	Managed Volatility Balanced Portfolio

Managed Volatility Conservative Portfolio

Investment objective

To seek current income and growth of capital, while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.17	0.17	0.17
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.03	0.03	0.03
Acquired fund fees and expenses[1]	0.52	0.52	0.52
Total annual fund operating expenses[2]	0.77	0.97	0.72
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	79	99	74
3 years	246	309	230
5 years	428	536	401
10 years	954	1,190	894

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Principal investment strategies

The Managed Volatility Conservative Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 22% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 5.5% to 6.5% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Managed Volatility Conservative Portfolio	32

Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and/or cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The fund’s investment strategy may not produce the intended results. The principal risks of investing in the fund of funds include:

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the

33	Managed Volatility Conservative Portfolio

fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Managed Volatility Conservative Portfolio	34

Leveraging risk. Certain of the risk management techniques that would be used in the strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund’s total risk exposure during periods of high market volatility and reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract’s price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers’ ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets as the fund approaches its target date.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

35	Managed Volatility Conservative Portfolio

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Managed Volatility Conservative Portfolio	36

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Combined Index (described below) show how the fund’s performance compares against the returns of similar investments. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund’s prior investment objective and principal investment strategies, the fund normally invested approximately 20% of its assets in underlying funds that invest primarily in equity securities and approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

The Combined Index represents 14% of the Russell 3000 Index, 6% of the MSCI EAFE Index, and 80% of the Bloomberg U.S. Aggregate Bond Index.

Calendar year total returns (%)—Series I

Best quarter: 2019, Q1, 5.56%
Worst quarter: 2020, Q1, –6.38%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	3.48	5.05	4.71	01/08/1997
Series II	3.31	4.85	4.50	01/28/2002
Series NAV	3.52	5.11	4.76	04/29/2005
Morningstar U.S. Conservative Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	3.61	6.21	5.37
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.47	16.55
Combined Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	2.75	6.05	5.16
*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Conservative Target Allocation Index. The Morningstar U.S. Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

37	Managed Volatility Conservative Portfolio

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Geoffrey Kelley, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2020	Nathan Thooft, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team Managed fund since 2013
Robert Sykes, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2018	Jeffrey Wu Director, Portfolio Manager and Senior Derivatives Analyst of Asset Allocation Team Managed fund since 2020

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

Managed Volatility Conservative Portfolio	38

Managed Volatility Growth Portfolio

Investment objective

To seek long term growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.18	0.18	0.18
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.02	0.02	0.02
Acquired fund fees and expenses[1]	0.56	0.56	0.56
Total annual fund operating expenses[2]	0.81	1.01	0.76
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	83	103	78
3 years	259	322	243
5 years	450	558	422
10 years	1,002	1,236	942

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Principal investment strategies

The Managed Volatility Growth Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 77% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 11% to 13% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

39	Managed Volatility Growth Portfolio

Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limit the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The fund’s investment strategy may not produce the intended results. The principal risks of investing in the fund of funds include:

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the

Managed Volatility Growth Portfolio	40

fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

41	Managed Volatility Growth Portfolio

Leveraging risk. Certain of the risk management techniques that would be used in the strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund’s total risk exposure during periods of high market volatility and reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract’s price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers’ ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets as the fund approaches its target date.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Managed Volatility Growth Portfolio	42

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.
43	Managed Volatility Growth Portfolio

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Combined Index (described below) show how the fund’s performance compares against the returns of similar investments. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund’s prior investment objective and principal investment strategies, the fund normally invested approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index represents 49% of the Russell 3000 Index, 21% of the MSCI EAFE Index and 30% of the Bloomberg U.S. Aggregate Bond Index.

Calendar year total returns (%)—Series I

Best quarter: 2012, Q1, 9.71%
Worst quarter: 2020, Q1, –16.79%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	12.82	8.06	7.28	01/08/1997
Series II	12.58	7.85	7.06	01/28/2002
Series NAV	12.85	8.12	7.33	04/29/2005
Morningstar U.S. Moderately Aggressive Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	15.65	13.05	11.51
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.47	16.55
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90
Combined Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	14.05	12.04	10.66
*	Prior to April 26, 2021, the fund’s primary benchmark was the S&P 500 Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Aggressive Target Allocation Index. The Morningstar U.S. Moderately Aggressive Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Managed Volatility Growth Portfolio	44

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Geoffrey Kelley, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2020	Nathan Thooft, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team Managed fund since 2013
Robert Sykes, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2018	Jeffrey Wu Director, Portfolio Manager and Senior Derivatives Analyst of Asset Allocation Team Managed fund since 2020

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

45	Managed Volatility Growth Portfolio

Managed Volatility Moderate Portfolio

Investment objective

To seek current income and growth of capital while seeking to both manage the volatility of return and limit the magnitude of portfolio losses.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.16	0.16	0.16
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.03	0.03	0.03
Acquired fund fees and expenses[1]	0.54	0.54	0.54
Total annual fund operating expenses[2]	0.78	0.98	0.73
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	80	100	75
3 years	249	312	233
5 years	433	542	406
10 years	966	1,201	906

Portfolio turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal investment strategies

The Managed Volatility Moderate Portfolio, except as otherwise described below, normally invests primarily in underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that invest primarily in fixed-income securities (“Fixed-Income Funds”). The fund may also use certain risk management techniques to seek to manage the volatility of returns (i.e., standard deviation) and limit the magnitude of portfolio losses.

As described below, the fund may directly hold derivative instruments and collateral for these derivative instruments. The fund’s economic exposure to equities and fixed-income securities may fluctuate due to its risk management strategy as noted below. The fund may employ a risk management strategy to attempt to manage the volatility of returns and limit the magnitude of portfolio losses. The risk management strategy may cause the fund’s economic exposure to equity securities, fixed-income securities and cash and cash equivalents (either directly or through investment in underlying funds or derivatives) to fluctuate, and during extreme market volatility, the fund’s economic exposure to either equity or fixed-income securities could be reduced to 0% and its economic exposure to cash and cash equivalents could increase to 100%. The subadvisor normally will seek to limit the fund’s exposure to equity securities (either directly or through investment in underlying funds or derivatives) to no more than 44% and normally will seek to reduce any equity exposure in excess of this amount as soon as practicable. However, the subadvisor may determine in light of market or economic conditions that the limit should be exceeded to achieve the fund’s investment objective.

The fund seeks long term growth of capital while attempting to manage the volatility of returns and limit the magnitude of portfolio losses. The fund seeks to limit the volatility of returns to a range of 7% to 9% (as measured by annualized standard deviation of the fund’s returns). However, during periods of prolonged low market volatility the actual volatility experienced by the fund may fall below the range due to maximum limits on equity and fixed-income exposures.

Managed Volatility Moderate Portfolio	46

Volatility is a measure of the magnitude of up and down fluctuations in the fund’s NAV over time as measured by the annualized standard deviation of its returns. Higher volatility generally indicates higher risk. The more a fund’s returns vary from the fund’s average return, the more volatile the fund and the higher the standard deviation. The purpose of managing the volatility of returns is to attempt to limit exposure to more volatile asset classes, including both equities and fixed-income asset classes, during periods of high volatility and protect the fund from losses during market declines. The fund also seeks to limit the magnitude of portfolio losses in order to limit exposure during market declines. There can be no assurance that the risk management strategy will be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

In seeking to manage the volatility of returns and limit the magnitude of portfolio losses, the fund may employ certain risk management techniques using derivative instruments and may reallocate assets between the underlying Equity and Fixed-Income Funds. These derivatives may be used to increase or decrease the fund’s net equity exposure and will typically consist of stock index futures, but may also include stock index options, options on stock index futures, and stock index swaps. The fund may also employ risk management techniques using derivatives that may increase or decrease the fund’s exposure to certain types of fixed-income securities. These instruments may include government bond futures, swaps, and credit default swaps. For more information about these derivative instruments in which the fund may invest, please see the “Hedging And Other Strategic Transactions” risk section in the Statement of Additional Information. Fund assets employed for its risk management strategy include not only derivative instruments but also fixed-income instruments, used to cover derivative positions. Because equity and fixed-income derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the securities directly, the remainder of the assets used for the risk management strategy will be invested in a variety of fixed-income instruments. The fund may be required to hold cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The fund’s risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

The use of derivatives may be combined with asset allocation techniques. The timing and extent of these techniques will depend on several factors, including market movements. In general, when equity markets are more volatile or are declining, assets may be reallocated to Fixed-Income Funds, cash and/or cash equivalents, and short positions in equity derivative instruments. When equity markets rise, or if volatility is lower, assets may be reallocated to Equity Funds and stock index futures, options, and swaps. Similarly, if fixed-income markets are volatile or are declining, assets may be reallocated to Equity Funds, cash and cash equivalents, and short positions in fixed-income derivative instruments. Even in periods of low volatility, the subadvisor may continue to use risk management techniques to protect against sudden market movements, preserve gains after favorable market conditions, and reduce losses in adverse market conditions. Due to the leverage provided by derivatives, the notional value of the fund’s derivative positions could exceed 100% of the fund’s assets.

In determining when to employ risk management techniques and/or reallocate assets between Equity Funds and Fixed-Income Funds, the subadvisor may use quantitative models that use historical factors such as market movements, and historical changes in the NAV of the fund to make this determination.

The subadvisor selects the percentage level to be maintained in specific underlying Equity Funds and Fixed-Income Funds, and cash and cash equivalents and may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. From time to time, a significant portion of the fund’s underlying fixed income assets may be managed by an affiliated subadvisor. To maintain a target allocation in the underlying funds, daily cash flows for the fund may be directed to its underlying funds that most deviate from target.

The fund may invest in various Equity Funds that as a group hold a wide range of equity type securities. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities), and sector holdings such as utilities, science, and technology stocks. Each of these Equity Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. The fund may also invest in Fixed-Income Funds that as a group hold a wide range of fixed-income securities including investment grade and below-investment-grade debt securities with maturities that range from short to longer term. The Fixed-Income Funds collectively hold various types of debt instruments, such as corporate bonds and mortgage backed, government issued, domestic and international securities. Equity Funds and Fixed-Income Funds may include funds that employ a passive investment style (i.e., index funds and exchange-traded funds (ETFs)) and at times most of the fund’s assets may be invested in index funds.

The fund may also invest in the securities of other investment companies including ETFs and may invest directly in other types of investments, such as equity and fixed-income securities including U.S. government securities, closed-end funds, exchange-traded notes, and partnerships. See “Other Permitted Investments by the Funds of Funds.” The fund may also engage in short selling. The fund may engage in active and frequent trading of portfolio securities and other instruments to achieve its primary investment strategies.

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Risk Management and Other Strategic Transactions. In addition to the risk management techniques described above, the fund is authorized to use other investment strategies referred to under “Hedging And Other Strategic Transactions” risk section including, without limitation, investing in foreign currency forward contracts, futures contracts including stock index and foreign currency futures, swaps including interest rate swaps, stock index swaps and credit default swaps and options including stock index options and options on stock index futures, among others.

Principal risks of investing in the fund of funds

The fund of funds is subject to risks, and you could lose money by investing in the fund. The fund’s investment strategy may not produce the intended results. The principal risks of investing in the fund of funds include:

Affiliated insurance companies. The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the

47	Managed Volatility Moderate Portfolio

fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Asset allocation risk. Although allocation among asset categories generally limits exposure to any one category, the management team may favor a category that performs poorly relative to the others.

Cash collateral risk. To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Commodity risk. Commodity prices may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Exchange-traded notes (ETNs) risk. An ETN generally reflects the risks associated with the assets composing the underlying market benchmark or strategy it is designed to track. ETNs also are subject to issuer and fixed-income risks.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Fund of funds risk. The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund bears underlying fund fees and expenses indirectly.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Hedging risk. There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Investment company securities risk. The fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Managed Volatility Moderate Portfolio	48

Leveraging risk. Certain of the risk management techniques that would be used in the strategy may involve indirect leverage. While these techniques would be intended to reduce downside exposure, in some cases leverage may magnify losses.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Quantitative models may not produce the desired results. In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses. The purposes of the risk management strategies are to attempt to limit the fund’s total risk exposure during periods of high market volatility and reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful. These risk management strategies could limit the upside participation of the fund in rising equity markets during periods of high volatility. In instances of equity market declines followed by rising equity markets and significant levels of market volatility, these risk management strategies may detract from fund performance and at times prevent the fund from fully recovering losses by limiting the levels of exposure to equity markets. Due to the use of historical data in the models used in the risk management strategy, there can be delays, especially during volatile markets, in fully implementing the strategy when markets are declining causing the fund to experience greater losses than if the strategy had been fully implemented. There can also be delays, especially during volatile markets, in removing hedges designed to limit losses during declining markets when markets are rising strongly causing the fund to not fully participate in the rising market. The application of risk management techniques can be complex, and misjudgments in implementation may result in under- or over-allocations to equity, fixed-income and/or cash and cash equivalent exposure causing the fund to underperform or experience losses. Also, futures contracts may be subject to exchange-imposed daily price fluctuation limits, and trading may be halted if a contract’s price moves above or below the limit on a given day. As a result, the fund may not be able to promptly liquidate unfavorable futures positions and could be required to hold such positions until the delivery date, regardless of changes in its value.

Since the characteristics of many securities change as markets change or time passes, the success of risk management techniques will be subject to the portfolio managers’ ability to execute the strategy. Moreover, risk management strategies may increase portfolio transaction costs, which could cause or increase losses or reduce gains. Any one or more of these factors may prevent the fund from achieving the intended risk management goals or could cause the fund to underperform or experience losses (some of which may be sudden) or volatility for any particular period.

Short positions. In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Target allocation risk. The fund’s risk profile will change due to reallocation or rebalancing of portfolio assets as the fund approaches its target date.

Use of index futures. While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

49	Managed Volatility Moderate Portfolio

Principal risks of investing in the underlying funds

The principal risks of investing in the Underlying Funds include:

Convertible securities risk. Convertible securities are subject to certain risks of both equity and debt securities. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. As the market price of underlying common stock declines below the conversion price, the market value of the convertible security tends to be increasingly influenced by its yield.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Exchange-traded funds (ETFs) risk. The risks of owning shares of an ETF include the risks of owning the underlying securities the ETF holds. Lack of liquidity in an ETF could result in the ETF being more volatile than its underlying securities. An ETF’s shares could trade at a significant premium or discount to its net asset value (NAV). A fund bears ETF fees and expenses indirectly.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that a fund may utilize include: credit default swaps, foreign currency forward contracts, futures contracts, interest-rate swaps, and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk. IPO share prices are frequently volatile and may significantly impact fund performance.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Managed Volatility Moderate Portfolio	50

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Short sales risk. Short sales involve costs and risk. A fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and the Combined Index (described below) show how the fund’s performance compares against the returns of similar investments. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

On March 3, 2014, the fund changed its investment objective and principal investment strategies. The performance information below for the period prior to this date does not reflect these changes. Under the fund’s prior investment objective and principal investment strategies, the fund normally invested approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and did not use certain risk management techniques to seek to manage the volatility of returns (i.e. standard deviation) and limit the magnitude of portfolio losses.

The Combined Index represents 28% of the Russell 3000 Index, 12% of the MSCI EAFE Index, and 60% of the Bloomberg U.S. Aggregate Bond Index.

Calendar year total returns (%)—Series I

Best quarter: 2019, Q1, 7.10%
Worst quarter: 2020, Q1, –10.97%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	7.90	6.92	6.44	01/08/1997
Series II	7.76	6.72	6.23	01/28/2002
Series NAV	8.03	7.00	6.49	04/29/2005
Morningstar U.S. Moderately Conservative Target Allocation Index* (reflects no deduction for fees, expenses, or taxes)	7.19	8.36	7.36
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71	18.47	16.55
Combined Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)	7.17	8.49	7.39
*	Prior to April 26, 2021, the fund’s primary benchmark was the Bloomberg U.S. Aggregate Bond Index. Effective April 26, 2021, the fund’s primary benchmark index is the Morningstar U.S. Moderately Conservative Target Allocation Index. The Morningstar U.S. Moderately Conservative Target Allocation Index better reflects the universe of investment opportunities based on the fund’s investment strategy.

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

51	Managed Volatility Moderate Portfolio

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Geoffrey Kelley, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2020	Nathan Thooft, CFA Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team Managed fund since 2013
Robert Sykes, CFA Managing Director, Portfolio Manager of Asset Allocation Team Managed fund since 2018	Jeffrey Wu Director, Portfolio Manager and Senior Derivatives Analyst of Asset Allocation Team Managed fund since 2020

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

Managed Volatility Moderate Portfolio	52

Money Market Trust

Investment objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.35	0.35	0.35
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.04	0.04	0.04
Total annual fund operating expenses	0.44	0.64	0.39
Contractual expense reimbursement[1]	–0.11	–0.11	–0.11
Total annual fund operating expenses after expense reimbursements	0.33	0.53	0.28
1	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.28% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on April 30, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	34	54	29
3 years	130	194	114
5 years	235	346	208
10 years	544	788	482

Principal investment strategies

The fund operates as a “government money market fund” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, and is managed in the following manner:

■	under normal market conditions, the fund invests at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are fully collateralized by U.S. government securities or cash;

° U.S. government securities include both securities issued or guaranteed by the U.S. Treasury and securities issued by entities that are chartered or sponsored by Congress but are not issued or guaranteed by the U.S. Treasury;

■	the fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7;

■	the fund invests only in U.S. dollar-denominated securities;

■	the fund buys securities that have remaining maturities of 397 days or less (as calculated pursuant to Rule 2a-7);

■	the fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less;

■	the fund must meet certain other criteria, including those relating to maturity, liquidity and credit quality; and

■	as a government money market fund, the fund is not subject to liquidity fees or redemption gates, although the fund’s Board of Trustees may elect to impose such fees or gates in the future.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the

53	Money Market Trust

class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Rule 12b-1 plans” in the prospectus.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s main risks are listed below in alphabetical order, not in order of importance. The fund’s investment strategy may not produce the intended results.

Changing distribution levels risk. The fund may cease or reduce the level of its distribution if income or dividends paid from its investments declines.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Liquidity risk. The extent (if at all) to which a security may be sold without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Redemption risk. The fund may experience periods of heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions and liquidate the fund when permitted by applicable regulations.

Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.

Tax diversification risk. As described above, the fund operates as a “government money market fund” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended, (a “Government Fund”). Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Diversification Requirements”). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the United States government must remain below specified thresholds. For these purposes, each United States government agency or instrumentality is treated as a separate issuer.

Operating as a Government Fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which each fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the fund.

U.S. Government agency obligations risk. U.S. government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S.

Money Market Trust	54

government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

U.S. Treasury obligations risk. The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund’s investments in obligations issued by the U.S. Treasury to decline.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year. Since Series NAV commenced operations on May 2, 2016, performance shown for Series NAV prior to that date is the performance of the fund’s oldest share class, Series I. This pre-inception performance would be higher if adjusted to reflect that Series NAV does not have a Rule 12b-1 fee. The performance information below does not reflect fees and expenses of any variable insurance contract that may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns (%)—Series I

Best quarter: 2019, Q2, 0.53%
Worst quarter: 2012, Q1, 0.00%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	0.00	0.87	0.44	06/18/1985
Series II	0.00	0.74	0.37	01/28/2002
Series NAV	0.00	0.91	0.47	05/02/2016

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

55	Money Market Trust

Select Bond Trust

Investment objective

To seek income and capital appreciation.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.57	0.57	0.57
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.03	0.03	0.03
Total annual fund operating expenses	0.65	0.85	0.60
Contractual expense reimbursement[1]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	0.64	0.84	0.59
1	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	65	86	60
3 years	207	270	191
5 years	361	470	334
10 years	809	1,048	749

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified mix of debt securities and instruments. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) The fund seeks to invest its assets in debt securities and instruments with an average duration of plus or minus one year of its benchmark, Bloomberg US Aggregate Bond Index, however, there is no limit on the fund’s average maturity. The fund does not invest in bonds rated below investment-grade at time of purchase.

Eligible investments include, but are not limited to:

■	U.S. Treasury and agency securities as well as notes backed by the Federal Deposit Insurance Corporation,

■	Mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities (“CMBS”) and collateralized mortgage obligations (“CMOs”),

■	U.S. and foreign corporate bonds, and

■	Foreign government and agency securities.

The subadvisor uses proprietary research and economic and industry analysis to identify specific bonds, bond sectors and industries that are attractively priced. Due to this process, the fund may have a higher than average portfolio turnover ratio which may affect performance results.

The foreign securities in which the fund invests may be denominated in U.S. dollars or foreign currency.

Select Bond Trust	56

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” including, but not limited to, U.S. Treasury futures and options, index derivatives, credit default swaps and forwards.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The fund’s main risks are listed below in alphabetical order, not in order of importance. The fund’s investment strategy may not produce the intended results.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps; foreign currency forward contracts; foreign currency swaps; futures contracts; interest-rate swaps; and options. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

57	Select Bond Trust

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns (%)—Series NAV

Best quarter: 2020, Q2, 5.34%
Worst quarter: 2021, Q1, –2.95%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	–1.20	3.92	3.32	10/31/2011
Series II	–1.39	3.71	3.11	10/31/2011
Series NAV	–1.15	3.96	3.36	07/29/2009
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2009	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2009	Pranay Sonalkar Managing Director, Associate Portfolio Manager Managed fund since 2021
Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed fund since 2022

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

Select Bond Trust	58

Total Bond Market Trust

Investment objective

To seek to track the performance of the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Index”) (which represents the U.S. investment grade bond market).

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.47	0.47	0.47
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.05	0.05	0.05
Acquired fund fees and expenses[1]	0.01	0.01	0.01
Total annual fund operating expenses[2]	0.58	0.78	0.53
Contractual expense reimbursement[3]	–0.27	–0.27	–0.27
Total annual fund operating expenses after expense reimbursements	0.31	0.51	0.26
1	“Acquired fund fees and expenses” are based on indirect net expenses associated with the fund’s investments in underlying investment companies.
2	The “Total annual fund operating expenses” shown may not correlate to the fund’s ratios of expenses to average daily net assets shown in the “Financial highlights” section of the fund’s prospectus, which does not include “Acquired fund fees and expenses.”
3	The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.25% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on April 30, 2023, unless renewed by mutual agreement of the advisor and the fund based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	32	52	27
3 years	159	222	143
5 years	297	407	269
10 years	700	941	639

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal investment strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Bloomberg U.S. Aggregate Bond Index (the Bloomberg Index). (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.)

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match

59	Total Bond Market Trust

the performance of the Bloomberg Index by holding a representative sample of the securities that comprise the Bloomberg Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Bloomberg Index, which broadly represents the U.S. investment grade bond market. The fund’s investment policies are based on credit ratings at the time of purchase.

The subadvisor employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Bloomberg Index.

The Bloomberg Index consists of U.S. dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

■	U.S. Treasury and agency securities;

■	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage-backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);

■	Corporate bonds, both U.S. and foreign (if U.S. dollar-denominated); and

■	Foreign government and agency securities (if U.S. dollar-denominated).

The subadvisor selects securities to match, as closely as practicable, the Bloomberg Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Bloomberg Index composition may change from time to time. The subadvisor will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities) such as futures contracts, interest-rate swaps and options.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk” such as futures contracts, interest-rate swaps and options.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The fund’s main risks are listed below in alphabetical order, not in order of importance. The fund’s investment strategy may not produce the intended results.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts, options, and interest-rate swaps. Futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

Index management risk. Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions

Total Bond Market Trust	60

during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Quantitative modeling risk. Quantitative models may not accurately predict future market movements or characteristics, which may negatively impact performance. Models also may perform differently than expected due to implementation problems, technological malfunction, or programming or data inaccuracies, among other possible issues.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the performance of the fund’s oldest share class. This pre-inception performance, with respect to any other share class of the fund, has not been adjusted to reflect the Rule 12b-1 fees of that class. As a result, the pre-inception performance shown for a share class other than the oldest share class may be higher or lower than it would be if adjusted to reflect the Rule 12b-1 fees of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns (%)—Series NAV

Best quarter: 2020, Q1, 3.56%
Worst quarter: 2021, Q1, –3.58%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	–1.81	3.25	2.63	11/05/2012
Series II	–2.10	3.05	2.44	11/05/2012
Series NAV	–1.86	3.31	2.68	05/01/1998
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	–1.54	3.57	2.90

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

The following individual is primarily responsible for the day-to-day management of the fund’s portfolio.

Peter M. Farley, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2005

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

61	Total Bond Market Trust

Ultra Short Term Bond Trust

Investment objective

The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fees and expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee	0.55	0.55	0.55
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.07	0.07	0.07
Total annual fund operating expenses	0.67	0.87	0.62
Contractual expense reimbursement[1]	–0.01	–0.01	–0.01
Total annual fund operating expenses after expense reimbursements	0.66	0.86	0.61
1	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	67	88	62
3 years	213	277	198
5 years	372	481	345
10 years	834	1,072	773

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal investment strategies

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. (The fund will provide written notice to shareholders at least 60 days prior to a change in its 80% investment policy.) Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. Some loans may be illiquid. The fund may also invest in cash and cash equivalents. The fund’s investment policies are based on credit ratings at the time of purchase.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as S&P Global Ratings (“S&P”), Fitch Ratings (“Fitch”) or Moody’s Investors Service (“Moody’s”), or are unrated securities determined by the subadvisor to be of comparable quality.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch, Baa by Moody’s, or unrated securities determined by the subadvisor to be of comparable quality. The fund may invest up to 20% of its net assets in foreign debt securities, including up to 5% of its net assets in foreign debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund’s net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

Ultra Short Term Bond Trust	62

The fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. The ESG characteristics utilized in the fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

Principal risks

The fund is subject to risks, and you could lose money by investing in the fund. The fund’s main risks are listed below in alphabetical order, not in order of importance. The fund’s investment strategy may not produce the intended results.

Cash and cash equivalents risk. Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund’s securities could affect the fund’s performance.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

ESG integration risk. The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing the fund. The manager may consider these ESG factors on all or a meaningful portion of the fund’s investments. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that the fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria.

Financial services sector risk. Financial services companies can be significantly affected by economic, market, and business developments, borrowing costs, interest-rate fluctuations, competition, and government regulation, among other factors.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security’s credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Derivatives and other strategic transactions that the fund intends to utilize include: foreign currency forward contracts, futures contracts, options, and swaps. Foreign currency forward contracts, futures contracts, options, and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation. Derivatives associated with foreign currency transactions are subject to currency risk.

Illiquid and restricted securities risk. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Illiquidity may have an adverse impact on a particular security’s market price and the fund’s ability to sell the security.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Mortgage-backed and asset-backed securities risk. Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks. Factors that impact the value of these securities include interest rate changes, the reliability of available information, credit quality or enhancement, and market perception.

63	Ultra Short Term Bond Trust

Operational and cybersecurity risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Repurchase agreements risk. The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument.

Past performance

The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHVIT as its underlying investment option. If such fees and expenses had been reflected, performance would be lower. The past performance of the fund is not necessarily an indication of how the fund will perform in the future.

Calendar year total returns (%)—Series I

Best quarter: 2020, Q2, 2.02%
Worst quarter: 2020, Q1, –0.87%

Average annual total returns (%)—as of 12/31/21	1 year	5 year	10 year	Date of inception
Series I	–0.46	1.23	0.71	07/29/2010
Series II	–0.66	1.03	0.51	07/29/2010
Series NAV	–0.41	1.28	0.77	07/29/2010
ICE Bank of America 6 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	0.09	1.31	0.79

Investment management

Investment advisor John Hancock Variable Trust Advisers LLC
Subadvisor Manulife Investment Management (US) LLC

Portfolio management

The following individuals are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2010	Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2010	Pranay Sonalkar Managing Director, Associate Portfolio Manager Managed fund since 2021	Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed fund since 2022

Other important information regarding the fund

For important information about taxes and financial intermediary compensation, please turn to “Additional information about the funds” at page 65 of the Prospectus.

Ultra Short Term Bond Trust	64

Additional information about the funds

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least the sum of 90% of its net investment company taxable income and 90% of its net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the Statement of Additional Information (SAI) under the heading “Additional Information Concerning Taxes.”

Compensation of financial intermediaries

The JHVIT funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies (“Related Parties”) may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The JHVIT funds pay fees to the Related Parties for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Investing during transition periods

A fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.

Temporary defensive investing (applicable to all funds except Money Market Trust)

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, or in carrying out changes to the fund’s subadvisor or investment process, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. dollars or foreign currencies and may include debt of foreign corporations, governments and supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

ESG integration risk (applicable to all funds except Money Market Trust and Total Bond Market Trust)

The managers consider environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in each fund’s investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments.

Other permitted investments by the funds of funds

The funds of funds may directly:

■	Purchase U.S. government securities and short-term paper.

■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended.

■	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the advisor is not the same as, or affiliated with, the advisor to the fund, including ETFs.

■	Purchase exchange-traded notes (ETNs).

■	Invest in domestic and foreign equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

■	Invest in domestic and foreign fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation-indexed securities, convertible bonds,

65	OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS

mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

■	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended.

■	Invest up to 15% of its net assets in illiquid securities of entities such as limited partnerships and other pooled investment vehicles, such as hedge funds.

■	Make short sales of securities (borrow and sell securities not owned by the fund with the prior approval of the advisor’s Complex Securities Committee), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

■	Invest in qualified publicly traded partnerships and other publicly traded partnerships that, at the time of investment, the advisor believes will generate only good income for purposes of qualifying as a regulated investment company under the Internal Revenue Code of 1986, as amended, including such publicly traded partnerships that invest principally in commodities or commodities-linked derivatives (with the prior approval of the advisor’s Complex Securities Committee).

The funds of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular security or securities market. A fund of funds also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risk” in the Statement of Additional Information (SAI).

+The Funds of Funds are:

Each Lifestyle Portfolio
Each Managed Volatility Portfolio

(Collectively the “Funds of Funds”)

Additional information about the risks of the Lifestyle Portfolios’ asset transfer process

The Lifestyle Growth Portfolio, Lifestyle Moderate Portfolio, Lifestyle Balanced Portfolio and Lifestyle Conservative Portfolio (collectively, the “JHVIT Lifestyle Portfolios”) are offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”). The Contracts provide that the John Hancock Issuers can automatically transfer contract value between the JHVIT Lifestyle Portfolio and the JHVIT Select Bond Trust through a nondiscretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and therefore limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors, including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from the JHVIT Lifestyle Portfolio to the JHVIT Select Bond Trust when equity markets fall. These asset reallocations may result in large-scale asset flows into and out of, and may negatively affect the performance of the JHVIT Lifestyle Portfolio and the underlying funds in which the JHVIT Lifestyle Portfolio invest.

As a result of large scale asset flows into and out of the JHVIT Lifestyle Portfolios, the underlying funds in which the JHVIT Lifestyle Portfolios invest, may also experience large-scale inflows and outflows. These flows may increase an underlying fund’s transaction costs and cause the fund to purchase or sell securities when it would not normally do so, which may negatively affect the underlying fund’s expense ratios and performance. It could be particularly disadvantageous for an underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolios bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolios.

Advance trade estimate risk

The JHVIT Lifestyle Portfolios may seek to mitigate asset transfer risk by adjusting its portfolio based on advance estimates of automatic transfers of Contract value under the Contracts. The John Hancock Issuers have provided the JHVIT Lifestyle Portfolios’ subadvisor with an analytical tool that calculates estimates of automatic transfers based on several factors, including the mathematical process for automatic transfers and market movements before the daily close of trading. The subadvisor may, but is not required to, use the tool to adjust the JHVIT Lifestyle Portfolios’ portfolio with the goal of trading in securities or purchasing shares of underlying funds as close to the market close as possible in order to limit the JHVIT Lifestyle Portfolios’ exposure to cash drag (i.e., holding cash while markets are rising) and adverse overnight market fluctuations. For example, in a rising market, if the analytical tool suggests that the JHVIT Lifestyle Portfolios will receive inflows that day (the “Trade Date”), the subadvisor could buy securities or shares of an underlying fund close to or at the closing prices on the Trade Date, as opposed to the following business day, when the actual transfer amount would be known. In a falling market, if the analytical tool suggests that the JHVIT Lifestyle Portfolios will experience outflows on Trade Date, the subadvisor could sell securities or shares of an underlying fund close to or at the closing prices on Trade Date, as opposed to the following business day, when the actual transfer amount would be known.

If the subadvisor relies on the analytical tool or its own judgment and places trades in anticipation of purchases and redemptions of JHVIT Lifestyle shares, there can be no assurance that the prices paid by the JHVIT Lifestyle Portfolios will be better than if the JHVIT Lifestyle Portfolios had traded the following business day. The estimated transfer amount may be different from the actual transfer amount for various reasons, including changes in market direction, contract owner behavior and faulty inputs. If the estimated transfer amount is different from the actual transfer amount, the JHVIT

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS	66

Lifestyle Portfolios will buy or sell securities or shares of an underlying fund the following business day to adjust for this difference. For example, if cash flows into the JHVIT Lifestyle Portfolios are less than estimated, the JHVIT Lifestyle Portfolios could be forced to liquidate positions it had purchased. Conversely, if cash flows out of the JHVIT Lifestyle Portfolios are less than estimated, the JHVIT Lifestyle Portfolios may be required to repurchase positions it had sold. In addition, purchasing securities or shares of an underlying fund early could cause the JHVIT Lifestyle Portfolios to spend more money than it has available and, in the event of a market decline, such leverage will magnify losses because the decline also affects the securities purchased with amounts in excess of the JHVIT Lifestyle Portfolios’ assets. Due to these various factors, trading on the basis of advance estimates of automatic transfers may cause higher portfolio turnover than that based solely on automatic transfers of Contract value under the Contracts, increase JHVIT Lifestyle Portfolios expenses and adversely affect the performance of the JHVIT Lifestyle Portfolios.

Additional information about the funds of funds’ principal risks

Unless otherwise noted, in this section, references to a single fund apply equally to all of the funds.

The principal risks of investing in each fund of funds are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. The funds’ Statement of Additional Information (the “SAI”) dated the same date as this prospectus contains further details about these risks as well as information about additional risks.

Affiliated insurance companies risk

The Advisor may be influenced by the benefits to its affiliated life insurance companies in managing the fund and overseeing its subadvisors. The John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund have a financial interest in preserving the value of the funds and reducing their volatility due to their obligations for these guaranteed benefits (the cost of providing these guaranteed benefits is related to several factors including the performance and volatility of the fund). To the extent the fund is successful in managing the volatility of returns and downside risk, the John Hancock insurance companies issuing guaranteed benefits on variable annuity and insurance contracts investing in the fund will also benefit from a reduction in their potential investment risk which will reduce their costs of hedging this risk and may reduce their reserve and capital requirements. These financial benefits to the John Hancock insurance companies may be material. The fund and the fund’s investment advisor have adopted procedures that are intended to address these conflicts and ensure that the fund is managed in accordance with its disclosed investment objectives and strategies.

Asset allocation risk

Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the subadvisor may favor an asset category that performs poorly relative to the other asset categories. To the extent that alternative asset categories underperform the general stock market, the fund would perform poorly relative to a fund invested primarily in the general stock market.

Cash collateral risk

To the extent a fund maintains cash collateral required to cover its obligations under the derivative instruments used in its risk management strategy, such collateral holdings may have the effect of reducing overall portfolio returns. In addition, because such collateral positions cannot be eliminated or reduced unless the corresponding derivative obligation is eliminated or reduced, a large derivative position may materially limit the subadvisor’s flexibility in managing the fund.

Commodity risk

The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of shares of the fund to fall. Exposure to commodities and commodities markets may subject the fund to greater volatility than investments in traditional securities. Certain types of commodities instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

Commodities markets generally, and the energy sector specifically, had been adversely impacted by the reduced demand for oil and other commodities as a result of the slowdown in economic activity resulting from the spread of the coronavirus (COVID-19) pandemic in 2020. Global oil prices declined significantly at the beginning of the coronavirus (COVID-19) pandemic and have experienced significant price volatility, including a period where an oil-price futures contract fell into negative territory for the first time in history, as demand for oil had slowed and oil storage facilities had reached their storage capacities. The impact on such commodities markets from varying levels of demand may continue to be volatile for an extended period of time.

Credit and counterparty risk

This is the risk that an issuer of a U.S. government security, the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency,

67	ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’ PRINCIPAL RISKS

instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

In addition, while interest rates have been historically low in recent years in the United States and abroad, any decision by the Fed to adjust the target Fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021 and formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’ PRINCIPAL RISKS	68

cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021, and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.

In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.

To the extent the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.

Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.

As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

69	ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’ PRINCIPAL RISKS

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, irregular and/or unexpected trading activity among retail investors, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

A fund generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

ESG integration risk

The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing a fund. The portion of a fund’s investments for which a manager considers these ESG factors may vary, and could increase or decrease over time. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that a fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into a fund’s investment process may result in a manager making different investments for a fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and a fund’s investment performance may be affected. Because ESG factors are one of many considerations for a fund, the manager may nonetheless include companies with low ESG scores or exclude companies with high ESG scores in a fund’s investments.

The ESG characteristics utilized in a fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require a fund to change its investment process with respect to ESG integration.

Exchange-traded funds (ETFs) risk

ETFs are a type of investment company bought and sold on a securities exchange. A fund could purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning shares of an ETF include the risks of directly owning the underlying securities and other instruments the ETF holds. A lack of liquidity in an ETF (e.g., absence of an active trading market) could result in the ETF being more volatile than its underlying securities. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in the ETF’s shares trading at a significant premium or discount to its net asset value (NAV). An ETF has its own fees and expenses, which are indirectly borne by the fund. A fund may also incur brokerage and other related costs when it purchases and sells ETFs. Also, in the case of passively-managed ETFs, there is a risk that an ETF may fail to closely track the index or market segment that it is designed to track due to delays in the ETF’s implementation of changes to the composition of the index or other factors.

Exchange-traded notes risk

ETNs are a type of unsecured, unsubordinated debt security that have characteristics and risks similar to those of fixed-income securities and trade on a major exchange similar to shares of ETFs. This type of debt security differs, however, from other types of bonds and notes because ETN returns are based upon the performance of a market index minus applicable fees, no period coupon payments are distributed, and no principal protections exist. The purpose of ETNs is to create a type of security that combines the aspects of both bonds and ETFs. The value of an ETN may be influenced by time to maturity; level of supply and demand for the ETN; volatility and lack of liquidity in underlying commodities or securities markets; changes in the applicable interest rates; changes in the issuer’s credit rating; and economic, legal, political, or geographic events that affect the referenced commodity or security. The fund’s decision to sell its ETN holdings also may be limited by the availability of a secondary market. If the fund must sell some or all of its ETN holdings and the secondary market is weak, it may have to sell such holdings at a discount. If the fund holds its investment in an ETN until maturity, the issuer will give the fund a cash amount that would be equal to the principal amount (subject to the day’s index factor). ETNs are also subject to counterparty credit risk and fixed-income risk.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

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Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Recent and potential future changes in government monetary policy may affect interest rates.

The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators responded with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash. To the extent the Fed “tapers” or reduces the amount of securities it purchases pursuant to its quantitative easing program, and/or raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly, which may negatively impact the fund’s performance.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Fund of funds risk

The fund’s ability to achieve its investment objective will depend largely, in part, on: (i) the underlying funds’ performance, expenses and ability to meet their investment objectives; and (ii) properly rebalancing assets among underlying funds and different asset classes. The fund is also subject to risks related to: (i) layering of fees of the underlying funds; and (ii) conflicts of interest associated with the subadvisor’s ability to allocate fund assets without limit to other funds it advises and/or other funds advised by affiliated subadvisors. There is no assurance that either the fund or the underlying funds will achieve their investment objectives.

Affiliated subadvised fund conflicts of interest risk

The subadvisor may allocate the fund’s assets without limit to underlying funds managed by the subadvisor and/or other affiliated subadvisors (affiliated subadvised funds). Accordingly, rebalancings of the assets of the fund present a conflict of interest because there is an incentive for the subadvisor to allocate assets to the subadvisor and other affiliated subadvised funds rather than underlying funds managed by unaffiliated subadvisors. In this regard, the subadvisor and other affiliated subadvisors of affiliated subadvised funds benefit from the subadvisor’s allocations of fund assets to such funds through the additional subadvisory fees they earn on such allocated fund assets. The subadvisor has a duty to allocate assets only to underlying funds it has determined are in the best interests of shareholders, and make allocations to affiliated subadvised funds on this basis without regard to any such economic incentive. As part of its oversight of the funds and the subadvisors, the advisor will monitor to ensure that allocations are conducted in accordance with these principles.

Multi-manager risk; limited universe of subadvisors and underlying funds

The fund’s ability to achieve its investment objective depends upon the subadvisor’s skill in determining the fund’s strategic allocation to investment strategies and in selecting the best mix of underlying funds. The allocation of investments among the different subadvisors managing underlying funds with different styles and asset classes, such as equity, debt, U.S., or foreign securities, may have a more significant effect on the performance of a fund of funds when one of these investments is performing more poorly than the other. There is no assurance that allocation decisions will result in the desired effects. Investment decisions made by the subadvisor may cause a fund of funds to incur losses or to miss profit opportunities on which it might otherwise have capitalized. Moreover, at times, the subadvisor may invest fund assets in underlying funds managed by a limited number of subadvisors. In such circumstances, the fund’s performance could be substantially dependent on the performance of these subadvisors. Similarly, the subadvisor’s allocation of a fund of fund’s assets to a limited number of underlying funds may adversely affect the performance of the fund of funds, and, in such circumstances, it will be more sensitive to the performance and risks associated with those funds and any investments in which such underlying funds focus.

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Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict a fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and a fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which a fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

In addition, new Rule 18f-4 (the Derivatives Rule), adopted by the SEC on October 28, 2020, replaces current asset segregation requirements with a new framework for the use of derivatives by registered funds. For funds using a significant amount of derivatives, the Derivatives Rule mandates a fund adopt and/or implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. Funds will be required to comply with the Derivatives Rule starting on August 19, 2022.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of a fund. Legislation or regulation may change the way in which a fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect a fund’s ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they

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are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that a fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

Investment company securities risk

A fund may invest in securities of other investment companies. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

JHVIT Lifestyle Portfolios asset transfer risk

The Lifestyle Balanced Portfolio, Lifestyle Conservative Portfolio, Lifestyle Growth Portfolio, and Lifestyle Moderate Portfolio (the “JHVIT Lifestyle Portfolios”) are offered in connection with specific guaranteed benefits under variable annuity contracts (the “Contracts”) issued by John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (collectively, the “John Hancock Issuers”).

The Contracts provide that the John Hancock Issuers can automatically transfer contract value between each JHVIT Lifestyle Portfolio and the JHVIT Select Bond Trust through a non-discretionary, systematic mathematical process. The purpose of these transfers is to attempt to protect contract value from declines due to market volatility, and thereby limit the John Hancock Issuers’ exposure to risk under the guaranteed benefits under the Contracts. The timing and amount of any transfer of contract value under the John Hancock Issuers’ process will depend on several factors including market movements. In general, the higher the equity component of a JHVIT Lifestyle Portfolio, the more likely that contract value will be reallocated from a JHVIT Lifestyle Portfolio to the JHVIT Select Bond Trust when equity markets fall. These asset flows may negatively affect the performance of an underlying fund in which a JHVIT Lifestyle Portfolio invests by increasing the underlying fund’s transaction costs and causing it to purchase or sell securities when it would not normally do so. It could be particularly disadvantageous for the underlying fund if it experiences outflows and needs to sell securities at a time of volatility in the markets, when values could be falling. Because the JHVIT Lifestyle Portfolios bear their proportionate share of the transaction costs of the underlying funds, increased underlying fund expenses may indirectly negatively affect the performance of the JHVIT Lifestyle Portfolios.

Leveraging risk

A fund’s use of derivatives may cause its portfolio to be leveraged (i.e., the fund’s exposure to underlying securities, assets or currencies exceeds its net asset value). Leveraging long exposures increases a fund’s losses when the value of its investments declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate, or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Liquidity risk

The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

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Managed Volatility Portfolio Hedging risk

There may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. For example, futures contracts may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded futures as a result of the risk management strategy could limit the upside participation of the fund in strong, rising markets with high volatility and could underperform funds that do not use a risk management strategy.

Operational and cybersecurity risk

With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.

Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.

The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.

In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Quantitative modeling risk

In determining when to employ risk management techniques and/or reallocate exposure among equity, fixed-income and cash, the subadvisor uses quantitative models that use historical market data. However, future market conditions may not be consistent with historical periods, and the historical data may not, therefore, prove to be an accurate predictor of future volatility or losses. The model also may not measure or analyze such data effectively. Thus, the quantitative model may not produce the desired results and may not accurately forecast either future volatility or future large market declines, and this would affect the ability of a fund to be successful in managing the volatility of returns and limiting the magnitude of portfolio losses.

Risk management strategies may not be successful, may limit upside potential or may permit or result in losses

The purpose of the risk management strategies is to attempt to limit the fund’s exposure to more volatile asset classes during periods of high volatility and attempt to reduce the fund’s losses during market declines; however, there is no assurance that these strategies will be successful, and these risk management strategies could limit the upside participation of the fund in rising markets or even result in losses in rising markets. The application of risk management techniques can be complex, and misjudgments in implementation may result in under or over allocations to equity, fixed income and/or cash and cash equivalent exposure.

Short positions risk

In taking a short position, a fund seeks to profit from an anticipated decline in the value of a security or index of securities. If the security or index instead appreciates in value, the fund will incur losses by having to pay to close out its position at a higher price than the price it received to open that position. Unlike losses from declines in long positions in stocks or other securities (which may not exceed the original amount invested), the losses a fund may incur to close out a short position if the underlying security or index increases in value are potentially unlimited.

Target allocation risk

When a fund has a greater allocation to equity securities, it will be less conservative and have more equity securities risk exposure. These risks are explained under “Equity securities risk.” The risks associated with fixed-income and short-term fixed-income securities are explained under

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“Fixed-income securities risk,” “Interest-rate risk,” “Credit and counterparty risk,” and “Lower-rated fixed-income securities risk and high yield securities risk.”

Use of index futures risk

While the use of index futures may involve a small investment of cash, the losses to a fund could exceed the amount invested, and in certain cases even the total value of the fund’s assets, due to the embedded leverage provided by the derivative. Index futures may also result in a loss to the fund if the counterparty to the transaction does not perform.

Additional information about the funds’ principal risks

An investment in a fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Each fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a fund’s performance. A fund’s investment strategy may not produce the intended results.

Instability in the financial markets has led many governments, including the U.S. government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state, and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which a fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which each fund itself is regulated. Such legislation or regulation could limit or preclude each fund’s ability to achieve its investment objective. In addition, political events within the United States and abroad could negatively impact financial markets and each fund’s performance. Further, certain municipalities of the United States and its territories are financially strained and may face the possibility of default on their debt obligations, which could directly or indirectly detract from each fund’s performance.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation, and performance of each fund’s portfolio holdings. Furthermore, volatile financial markets can expose each fund to greater market and liquidity risk, increased transaction costs, and potential difficulty in valuing portfolio instruments held by each fund.

The principal risks of investing in each fund are summarized in its fund summary above. Below are descriptions of the main factors that may play a role in shaping a fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds’ Statement of Additional Information (SAI).

Cash and cash equivalents risk

Under certain market conditions, such as during a rising stock market, rising interest rate or rising credit spread markets, the use of cash and/or cash equivalents, including money market instruments, could have a negative effect on the fund’s ability to achieve its investment objective and may negatively impact the fund’s performance. To the extent that the fund invests in a money market fund, the fund will indirectly bear a proportionate share of the money market fund’s expenses, in addition to the operating expenses of the fund, which are borne directly by fund shareholders. In addition, while money market funds seek to maintain a stable net asset value, the value of a money market fund is not guaranteed and investors in money market funds can lose money, which could detract from the fund’s performance.

Changing distribution levels risk

The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments. As a result of market, interest rate and other circumstances, the amount of cash available for distribution by the fund and the fund’s distribution rate may vary or decline. The risk of such variability is accentuated in currently prevailing market and interest rate circumstances.

Convertible securities risk

Convertible securities are subject to certain risks of both equity and debt securities. Convertible securities may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. Convertible securities generally offer lower interest or dividend yields than nonconvertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s conversion price. The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than the company’s common stock.

Credit and counterparty risk

This is the risk that an issuer of a U.S. government security, the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives, and other strategic transactions risk”), or a borrower of a fund’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary

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depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their subdivisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States; supported by the ability to borrow from the U.S. Treasury; supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation; or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a manager may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below-investment-grade securities, also called junk bonds (e.g., fixed-income securities rated Ba or lower by Moody’s Investors Service, Inc. or BB or lower by S&P Global Ratings or Fitch Ratings, as applicable, at the time of investment, or determined by a manager to be of comparable quality to securities so rated) are subject to increased credit risk. The sovereign debt of many foreign governments, including their subdivisions and instrumentalities, falls into this category. Below-investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, they are more susceptible to real or perceived adverse economic and competitive industry conditions, and they may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent that it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other similar events; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; dramatic changes in energy prices and currency exchange rates; and China’s economic slowdown. Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Both domestic and foreign equity markets have experienced increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage, and credit markets particularly affected. Financial institutions could suffer losses as interest rates rise or economic conditions deteriorate.

In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. Actions taken by the U.S. Federal Reserve (Fed) or foreign central banks to stimulate or stabilize economic growth, such as interventions in currency markets, could cause high volatility in the equity and fixed-income markets. Reduced liquidity may result in less money being available to purchase raw materials, goods, and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging-market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their securities prices.

In addition, while interest rates have been historically low in recent years in the United States and abroad, any decision by the Fed to adjust the target Fed funds rate, among other factors, could cause markets to experience continuing high volatility. A significant increase in interest rates may cause a decline in the market for equity securities. Also, regulators have expressed concern that rate increases may contribute to price volatility. These events and the possible resulting market volatility may have an adverse effect on the fund.

Political turmoil within the United States and abroad may also impact the fund. Although the U.S. government has honored its credit obligations, it remains possible that the United States could default on its obligations. While it is impossible to predict the consequences of such an unprecedented event, it is likely that a default by the United States would be highly disruptive to the U.S. and global securities markets and could significantly impair the value of the fund’s investments. Similarly, political events within the United States at times have resulted, and may in the future result, in a shutdown of government services, which could negatively affect the U.S. economy, decrease the value of many fund investments, and increase uncertainty in or impair the operation of the U.S. or other securities markets. In recent years, the U.S. renegotiated many of its global trade relationships and imposed or threatened to impose significant import tariffs. These actions could lead to price volatility and overall declines in U.S. and global investment markets.

Uncertainties surrounding the sovereign debt of a number of European Union (EU) countries and the viability of the EU have disrupted and may in the future disrupt markets in the United States and around the world. If one or more countries leave the EU or the EU dissolves, the world’s securities markets likely will be significantly disrupted. On January 31, 2020, the United Kingdom (UK) left the EU, commonly referred to as “Brexit,” and the UK ceased to be a member of the EU. Following a transition period during which the EU and the UK Government engaged in a series of negotiations regarding the terms of the UK’s future relationship with the EU, the EU and the UK Government signed an agreement on December 30, 2020 regarding the economic relationship between the UK and the EU. This agreement became effective on a provisional basis on January 1, 2021 and

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formally entered into force on May 1, 2021. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets. There remains significant market uncertainty regarding Brexit’s ramifications, and the range and potential implications of possible political, regulatory, economic, and market outcomes are difficult to predict. This uncertainty may affect other countries in the EU and elsewhere, and may cause volatility within the EU, triggering prolonged economic downturns in certain countries within the EU. Despite the influence of the lockdowns, and the economic bounce back, Brexit has had a material impact on the UK’s economy. Additionally, trade between the UK and the EU did not benefit from the global rebound in trade in 2021, and remained at the very low levels experienced at the start of the coronavirus (COVID-19) pandemic in 2020, highlighting Brexit’s potential long-term effects on the UK economy.

In addition, Brexit may create additional and substantial economic stresses for the UK, including a contraction of the UK economy and price volatility in UK stocks, decreased trade, capital outflows, devaluation of the British pound, wider corporate bond spreads due to uncertainty and declines in business and consumer spending as well as foreign direct investment. Brexit may also adversely affect UK-based financial firms that have counterparties in the EU or participate in market infrastructure (trading venues, clearing houses, settlement facilities) based in the EU. Additionally, the spread of the coronavirus (COVID-19) pandemic is likely to continue to stretch the resources and deficits of many countries in the EU and throughout the world, increasing the possibility that countries may be unable to make timely payments on their sovereign debt. These events and the resulting market volatility may have an adverse effect on the performance of the fund.

A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For example, the coronavirus (COVID-19) pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect the fund’s performance, resulting in losses to your investment.

The United States responded to the coronavirus (COVID-19) pandemic and resulting economic distress with fiscal and monetary stimulus packages. In late March 2020, the government passed the Coronavirus Aid, Relief, and Economic Security Act, a stimulus package providing for over $2.2 trillion in resources to small businesses, state and local governments, and individuals adversely impacted by the coronavirus (COVID-19) pandemic. In late December 2020, the government also passed a spending bill that included $900 billion in stimulus relief for the coronavirus (COVID-19) pandemic. Further, in March 2021, the government passed the American Rescue Plan Act of 2021, a $1.9 trillion stimulus bill to accelerate the United States’ recovery from the economic and health effects of the coronavirus (COVID-19) pandemic. In addition, in mid-March 2020 the Fed cut interest rates to historically low levels and promised unlimited and open-ended quantitative easing, including purchases of corporate and municipal government bonds. The Fed also enacted various programs to support liquidity operations and funding in the financial markets, including expanding its reverse repurchase agreement operations, adding $1.5 trillion of liquidity to the banking system, establishing swap lines with other major central banks to provide dollar funding, establishing a program to support money market funds, easing various bank capital buffers, providing funding backstops for businesses to provide bridging loans for up to four years, and providing funding to help credit flow in asset-backed securities markets. The Fed also extended credit to small- and medium-sized businesses.

To the extent the Fed “tapers” or reduces the amount of securities it purchases pursuant to quantitative easing, and/or raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly. As a result, the fund may experience high redemptions and, as a result, increased portfolio turnover, which could increase the costs that the fund incurs and may negatively impact the fund’s performance.

Political and military events, including in Ukraine, North Korea, Russia, Venezuela, Iran, Syria, and other areas of the Middle East, and nationalist unrest in Europe and South America, also may cause market disruptions.

As a result of continued political tensions and armed conflicts, including the Russian invasion of Ukraine commencing in February of 2022, the extent and ultimate result of which are unknown at this time, the United States and the EU, along with the regulatory bodies of a number of countries, have imposed economic sanctions on certain Russian corporate entities and individuals, and certain sectors of Russia’s economy, which may result in, among other things, the continued devaluation of Russian currency, a downgrade in the country’s credit rating, and/or a decline in the value and liquidity of Russian securities, property or interests. These sanctions could also result in the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a fund to buy, sell, receive or deliver those securities and/or assets. These sanctions or the threat of additional sanctions could also result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. The United States and other nations or international organizations may also impose additional economic sanctions or take other actions that may adversely affect Russia-exposed issuers and companies in various sectors of the Russian economy. Any or all of these potential results could lead Russia’s economy into a recession. Economic sanctions and other actions against Russian institutions, companies, and individuals resulting from the ongoing conflict may also have a substantial negative impact on other economies and securities markets both regionally and globally, as well as on companies with operations in the conflict region, the extent to which is unknown at this time. The United States and the EU have also imposed similar sanctions on Belarus for its support of Russia’s invasion of Ukraine. Additional sanctions may be imposed on Belarus and other countries that support Russia. Any such sanctions could present substantially similar risks as those resulting from the sanctions imposed on Russia, including substantial negative impacts on the regional and global economies and securities markets.

In addition, there is a risk that the prices of goods and services in the United States and many foreign economies may decline over time, known as deflation. Deflation may have an adverse effect on stock prices and creditworthiness and may make defaults on debt more likely. If a country’s economy slips into a deflationary pattern, it could last for a prolonged period and may be difficult to reverse. Further, there is a risk that the present value of assets or income from investments will be less in the future, known as inflation. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and a fund’s investments may be affected, which may reduce

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a fund’s performance. Further, inflation may lead to the rise in interest rates, which may negatively affect the value of debt instruments held by the fund, resulting in a negative impact on a fund’s performance. Generally, securities issued in emerging markets are subject to a greater risk of inflationary or deflationary forces, and more developed markets are better able to use monetary policy to normalize markets.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. An issuer’s financial condition could decline as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, irregular and/or unexpected trading activity among retail investors, or other factors. Changes in the financial condition of a single issuer can impact the market as a whole.

Even a fund that invests in high-quality, or blue chip, equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

A fund generally does not attempt to time the market. Because of its exposure to equities, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth investment style risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a manager believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Value investment style risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what the manager believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the manager to be underpriced or that the market may never come to recognize their fundamental value. A value security may not increase in price, as anticipated by the manager investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. The fund’s strategy of investing in value securities also carries the risk that in certain markets, value securities will underperform growth securities. In addition, securities issued by U.S. entities with substantial foreign operations may involve risks relating to economic, political or regulatory conditions in foreign countries.

ESG integration risk (applicable to all funds except Money Market Trust and Total Bond Market Trust)

The manager considers ESG factors that it deems relevant or additive, along with other material factors and analysis, when managing a fund. The portion of a fund’s investments for which a manager considers these ESG factors may vary, and could increase or decrease over time. A manager may consider these ESG factors on all or a meaningful portion of a fund’s investments. In certain situations, the extent to which these ESG factors may be applied according to the manager’s integrated investment process may not include U.S. Treasuries, government securities, or other asset classes. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. Incorporating ESG criteria and making investment decisions based on certain ESG characteristics, as determined by the manager, carries the risk that a fund may perform differently, including underperforming, funds that do not utilize ESG criteria, or funds that utilize different ESG criteria. Integration of ESG factors into a fund’s investment process may result in a manager making different investments for a fund than for a fund with a similar investment universe and/or investment style that does not incorporate such considerations in its investment strategy or processes, and a fund’s investment performance may be affected. Because ESG factors are one of many considerations for a fund, the manager may nonetheless include companies with low ESG scores or exclude companies with high ESG scores in a fund’s investments.

The ESG characteristics utilized in a fund’s investment process may change over time, and different ESG characteristics may be relevant to different investments. Although the manager has established its own structure to oversee ESG integration in accordance with the fund’s investment objective and strategies, successful integration of ESG factors will depend on the manager’s skill in researching, identifying, and applying these factors, as well as on the availability of relevant data. The method of evaluating ESG factors and subsequent impact on portfolio composition, performance, proxy voting decisions and other factors, is subject to the interpretation of the manager in accordance with the fund’s investment objective and strategies. ESG factors may be evaluated differently by different managers, and may not carry the same meaning to all investors and managers. The manager may employ active shareowner engagement to raise ESG issues with the management of select portfolio companies. The regulatory landscape with respect to ESG investing in the United States is evolving and any future rules or regulations may require a fund to change its investment process with respect to ESG integration.

Exchange-traded funds (ETFs) risk

ETFs are a type of investment company bought and sold on a securities exchange. A fund could purchase shares of an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning shares of an ETF include the risks of directly owning the underlying securities and other instruments the ETF holds. A lack of liquidity in an ETF (e.g., absence of an active trading market) could result in the ETF being more volatile than its underlying securities. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in the ETF’s shares trading at a significant premium or discount to its net asset value (NAV). An ETF has its own fees and expenses, which are indirectly borne by the fund. A fund may also incur brokerage and other related costs when it purchases and sells ETFs. Also, in the case of passively-managed ETFs, there

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is a risk that an ETF may fail to closely track the index or market segment that it is designed to track due to delays in the ETF’s implementation of changes to the composition of the index or other factors.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risk, as well as other risks described below: (1) interest-rate risk and (2) credit quality risk.

Interest-rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Duration is a measure of the price sensitivity of a debt security, or a fund that invests in a portfolio of debt securities, to changes in interest rates, whereas the maturity of a security measures the time until final payment is due. Duration measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Recent and potential future changes in government monetary policy may affect interest rates.

The fixed-income securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. As with other serious economic disruptions, governmental authorities and regulators responded with significant fiscal and monetary policy changes, including considerably lowering interest rates, which, in some cases could result in negative interest rates. These actions, including their possible unexpected or sudden reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets and reduce market liquidity. To the extent the fund has a bank deposit or holds a debt instrument with a negative interest rate to maturity, the fund would generate a negative return on that investment. Similarly, negative rates on investments by money market funds and similar cash management products could lead to losses on investments, including on investments of the fund’s uninvested cash. To the extent the Fed “tapers” or reduces the amount of securities it purchases pursuant to its quantitative easing program, and/or raises the federal funds rate, there is a risk that interest rates will rise, which could expose fixed-income and related markets to heightened volatility and could cause the value of a fund’s investments, and the fund’s net asset value (NAV), to decline, potentially suddenly and significantly, which may negatively impact the fund’s performance.

With regard to Money Market Trust, a sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A low interest rate environment may prevent the fund from providing a positive yield to shareholders or paying fund expenses out of fund assets and could impair the fund’s ability to maintain a stable net asset value.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. An issuer’s credit quality could deteriorate as a result of poor management decisions, competitive pressures, technological obsolescence, undue reliance on suppliers, labor issues, shortages, corporate restructurings, fraudulent disclosures, or other factors. Funds that may invest in lower-rated fixed-income securities, commonly referred to as junk securities, are riskier than funds that may invest in higher-rated fixed-income securities.

Investment-grade fixed-income securities in the lowest rating category risk. Investment-grade fixed-income securities in the lowest rating category (such as Baa by Moody’s Investors Service, Inc. or BBB by S&P Global Ratings or Fitch Ratings, as applicable, and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Prepayment of principal risk. Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the borrower more quickly than originally anticipated and the fund may have to invest the proceeds in securities with lower yields. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. Less information may be publicly available regarding foreign issuers, including foreign government issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs, and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities, some or all of which may not be reclaimable. Also, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency or assets from a country); political changes; or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation, confiscatory taxation, or other confiscation, the fund could lose a substantial portion of, or its entire investment in, a foreign security. Some of the foreign securities risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the United States.

If applicable, depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value

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relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or currency controls or political developments in the United States or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards, and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Emerging-market risk. Investments in the securities of issuers based in countries with emerging-market economies are subject to greater levels of risk and uncertainty than investments in more-developed foreign markets, since emerging-market securities may present market, credit, currency, liquidity, legal, political, and other risks greater than, or in addition to, the risks of investing in developed foreign countries. These risks include high currency exchange-rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging-market countries; the fact that companies in emerging-market countries may be newly organized, smaller, and less seasoned; the difference in, or lack of, auditing and financial reporting requirements or standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments against non-U.S. companies and non-U.S. persons, including company directors and officers, in foreign jurisdictions; and significantly smaller market capitalizations of emerging-market issuers. In addition, shareholders of emerging market issuers, such as the fund, often have limited rights and few practical remedies in emerging markets. Finally, the risks associated with investments in emerging markets often are significant, and vary from jurisdiction to jurisdiction and company to company.

Hedging, derivatives, and other strategic transactions risk

The ability of a fund to utilize hedging, derivatives, and other strategic transactions to benefit the fund will depend in part on its manager’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest-rate risk, and other risk factors, none of which can be assured. The skills required to utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the manager only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction does not have the desired outcome, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates, or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. A fund may use derivatives for many purposes, including for hedging and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to efficiently adjust the exposure of a fund to various securities, markets, and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit risks associated with leverage, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The regulation of the U.S. and non-U.S. derivatives markets has undergone substantial change in recent years and such change may continue. In particular, the Dodd-Frank Wall Street Reform and Consumer Protection Act, and regulations promulgated or proposed thereunder require many derivatives to be cleared and traded on an exchange, expand entity registration requirements, impose business conduct requirements on dealers that enter into swaps with a pension plan, endowment, retirement plan or government entity, and required banks to move some derivatives trading units to a non-guaranteed affiliate separate from the deposit-taking bank or divest them altogether. Although the Commodity Futures Trading Commission (CFTC) has released final rules relating to clearing, reporting, recordkeeping and registration requirements under the legislation, many of the provisions are subject to further final rule making, and thus its ultimate impact remains unclear. New regulations could, among other things, restrict a fund’s ability to engage in derivatives transactions (for example, by making certain types of derivatives transactions no longer available to the fund) and/or increase the costs of such derivatives transactions (for example, by increasing margin or capital requirements), and a fund may be unable to fully execute its investment strategies as a result. Limits or restrictions applicable to the counterparties with which a fund engages in derivative transactions also could prevent the fund from using these instruments or affect the pricing or other factors relating to these instruments, or may change the availability of certain investments.

In addition, new Rule 18f-4 (the Derivatives Rule), adopted by the SEC on October 28, 2020, replaces current asset segregation requirements with a new framework for the use of derivatives by registered funds. For funds using a significant amount of derivatives, the Derivatives Rule mandates a fund

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adopt and/or implement: (i) value at risk limitations in lieu of asset segregation requirements; (ii) a written derivatives risk management program; (iii) new Board oversight responsibilities; and (iv) new reporting and recordkeeping requirements. The Derivatives Rule provides an exception for funds with derivative exposure not exceeding 10% of its net assets, excluding certain currency and interest rate hedging transactions. In addition, the Derivatives Rule provides special treatment for reverse repurchase agreements and similar financing transactions and unfunded commitment agreements. Funds will be required to comply with the Derivatives Rule starting on August 19, 2022.

At any time after the date of this prospectus, legislation may be enacted that could negatively affect the assets of a fund. Legislation or regulation may change the way in which a fund itself is regulated. The advisor cannot predict the effects of any new governmental regulation that may be implemented, and there can be no assurance that any new governmental regulation will not adversely affect a fund’s ability to achieve its investment objectives.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other, more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a manager intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives are also subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments, or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates, or indexes they are designed to hedge or closely track. Suitable derivatives transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a manager may determine not to use derivatives to hedge or otherwise reduce risk exposure. Government legislation or regulation could affect the use of derivatives transactions and could limit a fund’s ability to pursue its investment strategies.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent that a fund utilizes the following list of certain derivatives and other strategic transactions, it will be subject to associated risks. The main risks of each appear below.

Credit default swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving credit default swaps.

Foreign currency forward contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Foreign currency swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency swaps.

Futures contracts. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Interest-rate swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, and risk of disproportionate loss are the principal risks of engaging in transactions involving interest-rate swaps.

Options. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.

Swaps. Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), interest-rate risk, settlement risk, risk of default of the underlying reference obligation, and risk of disproportionate loss are the principal risks of engaging in transactions involving swaps.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission and tax expenses, which must be borne directly by a fund and its shareholders, respectively. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Hybrid instrument risk

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. The risks of investing in hybrid instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a hybrid instrument may include significant risks not associated with a similar investment in a traditional debt instrument. The risks of a particular hybrid instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the benchmark for the hybrid instrument or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the hybrid instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. Hybrid instruments may bear interest or pay preferred dividends at below-market (or even relatively nominal) rates. Hybrid instruments may also

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carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities.

Illiquid and restricted securities risk

Certain securities are considered illiquid or restricted due to a limited trading market, legal or contractual restrictions on resale or transfer, or are otherwise illiquid because they cannot be sold or disposed of in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Securities that have limitations on their resale are referred to as “restricted securities.” Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be regarded as illiquid. Illiquid and restricted securities may be difficult to value and may involve greater risks than liquid securities. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask price. Illiquidity may have an adverse impact on market price and the fund’s ability to sell particular securities when necessary to meet the fund’s liquidity needs or in response to a specific economic event. The fund may incur additional expense when disposing of illiquid or restricted securities, including all or a portion of the cost to register the securities.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadvisor may select securities that are not fully representative of the index, and the fund’s transaction expenses and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance will likely decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares are frequently volatile in price due to the absence of a prior public market, the small number of shares available for trading, and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Large company risk

Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Liquidity risk

The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds that invest in securities of emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

The capacity of traditional dealers to engage in fixed-income trading has not kept pace with the bond market’s growth. As a result, dealer inventories of corporate bonds, which indicate the ability to “make markets,” i.e., buy or sell a security at the quoted bid and ask price, respectively, are at or near historic lows relative to market size. Because market makers provide stability to fixed-income markets, the significant reduction in dealer inventories could lead to decreased liquidity and increased volatility, which may become exacerbated during periods of economic or political stress.

Money Market Trust Only

A fund is exposed to liquidity risk when reduced trading volume, a relative lack of market makers, or legal restrictions impair the fund’s ability to sell its portfolio securities at an advantageous market price. While the fund endeavors to maintain a high level of liquidity in its portfolio, its ability to sell portfolio securities can deteriorate rapidly due to a lack of willing buyers, a reduced number of traditional market participants, the reduced capacity of traditional market participants to make a market in fixed-income securities, or general market conditions.

In addition, liquidity risk may be magnified in a rising interest rate environment in which investor redemptions from money market funds may be higher than normal. The selling of fixed-income securities to satisfy fund shareholder redemptions may result in an increased supply of such securities during periods of reduced investor demand, thereby impairing the fund’s ability to sell such securities. The inability to sell portfolio securities or the need to sell such securities under unfavorable market conditions may adversely affect the fund’s ability to maintain a stable $1.00 share price.

Loan participations risk

A fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments, or otherwise) will depend primarily on the financial condition of the borrower. The failure by a fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy, or any other reason, would adversely affect the income of the fund and would likely reduce the value of its assets. Transactions in loan investments may take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet shareholder redemptions in a timely manner. Investments in loan participations and assignments present the possibility that a fund could be held

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liable as a co-lender under emerging legal theories of lender liability. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a fund against losses in value or a decline in income in the event of a borrower’s nonpayment of principal or interest, and in the event of a bankruptcy of a borrower, the fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Unless, under the terms of the loan or other indebtedness, a fund has direct recourse against the corporate borrower, the fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. The amount of public information available with respect to loans may be less extensive than that available for registered or exchange-listed securities. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a fund to invest in a particular loan or loan participation could depend exclusively on the manager’s credit analysis of the borrower, and in the case of a loan participation, the intermediary. A fund may have limited rights to enforce the terms of an underlying loan.

It is unclear whether U.S. federal securities laws afford protections against fraud and misrepresentation, as well as market manipulation, to investments in loans and other forms of direct indebtedness under certain circumstances. In the absence of definitive regulatory guidance, a fund relies on the manager’s research in an attempt to avoid situations where fraud, misrepresentation, or market manipulation could adversely affect the fund.

A fund also may be in possession of material non-public information about a borrower as a result of owning a floating-rate instrument issued by such borrower. Because of prohibitions on trading in securities of issuers while in possession of such information, a fund might be unable to enter into a transaction in a publicly traded security issued by that borrower when it would otherwise be advantageous to do so.

Lower-rated and high-yield fixed-income securities risk

Lower-rated fixed-income securities are defined as securities rated below investment grade (such as Ba and below by Moody’s Investors Service, Inc. and BB and below by S&P Global Ratings and Fitch Ratings, as applicable) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rated categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or increases in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on manager’s own credit analysis. While a manager may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the manager’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities. Lower-rated corporate fixed-income securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate fixed-income securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates, and unemployment, as well as exchange-rate fluctuations which adversely affect trade and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies, or its instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not to the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a pass-through of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed-income securities when interest rates fall.

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When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic, and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than U.S. Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through types of securities may not increase as much, due to their prepayment feature.

The mortgage-backed securities market has been and may continue to be negatively affected by the coronavirus (COVID-19) pandemic. The U.S. government, its agencies or its instrumentalities may implement initiatives in response to the economic impacts of the coronavirus (COVID-19) pandemic applicable to federally backed mortgage loans. These initiatives could involve forbearance of mortgage payments or suspension or restrictions of foreclosures and evictions. The fund cannot predict with certainty the extent to which such initiatives or the economic effects of the pandemic generally may affect rates of prepayment or default or adversely impact the value of the fund’s investments in securities in the mortgage industry as a whole.

Collateralized mortgage obligations (CMOs). A fund may invest in mortgage-backed securities called CMOs. CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

TBA mortgage contracts. To-be-announced (TBA) mortgage contracts involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date.

Non-diversified risk

Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. If a fund is not diversified within the meaning of the Investment Company Act of 1940, as amended, that means it is allowed to invest a large portion of assets in any one issuer or a small number of issuers, which may result in greater susceptibility to associated risks. As a result, credit, market, and other risks associated with a non-diversified fund’s investment strategies or techniques may be more pronounced than for funds that are diversified.

Operational and cybersecurity risk

With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the internet and computer systems to perform necessary business functions, the fund’s service providers are susceptible to operational and information or cybersecurity risks that could result in losses to the fund and its shareholders. Intentional cybersecurity breaches include unauthorized access to systems, networks, or devices (such as through “hacking” activity or “phishing”); infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cyber-attacks can also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on the service providers’ systems or websites rendering them unavailable to intended users or via “ransomware” that renders the systems inoperable until appropriate actions are taken. In addition, unintentional incidents can occur, such as the inadvertent release of confidential information (possibly resulting in the violation of applicable privacy laws).

A cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs. Such incidents could cause a fund, the advisor, a manager, or other service providers to incur regulatory penalties, reputational damage, additional compliance costs, litigation costs or financial loss. In addition, such incidents could affect issuers in which a fund invests, and thereby cause the fund’s investments to lose value.

Cyber-events have the potential to materially affect the fund and the advisor’s relationships with accounts, shareholders, clients, customers, employees, products, and service providers. The fund has established risk management systems reasonably designed to seek to reduce the risks associated with cyber-events. There is no guarantee that the fund will be able to prevent or mitigate the impact of any or all cyber-events.

The fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the fund’s service providers, counterparties, or other third parties, failed or inadequate processes and technology or system failures.

In addition, other disruptive events, including (but not limited to) natural disasters and public health crises (such as the coronavirus (COVID-19) pandemic), may adversely affect the fund’s ability to conduct business, in particular if the fund’s employees or the employees of its service providers

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are unable or unwilling to perform their responsibilities as a result of any such event. Even if the fund’s employees and the employees of its service providers are able to work remotely, those remote work arrangements could result in the fund’s business operations being less efficient than under normal circumstances, could lead to delays in its processing of transactions, and could increase the risk of cyber-events.

Preferred and convertible securities risk

Unlike interest on debt securities, preferred stock dividends are payable only if declared by the issuer’s board. Also, preferred stock may be subject to optional or mandatory redemption provisions. The market values of convertible securities tend to fall as interest rates rise and rise as interest rates fall. The value of convertible preferred stock can depend heavily upon the value of the security into which such convertible preferred stock is converted, depending on whether the market price of the underlying security exceeds the conversion price.

Redemption risk

Money Market Trust may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money. In addition, the fund may suspend redemptions and liquidate the fund when permitted by applicable regulations.

Repurchase Agreements risk

The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible difficulties and delays in obtaining collateral and delays and expense in liquidating the instrument. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. The fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.

Sector risk

When a fund’s investments are focused in one or more sectors of the economy, they are less broadly invested across industries or sectors than other funds. This means that focused funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector or a group of related sectors as a whole.

Insurance Companies. Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance companies also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this sector. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Technology companies. A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. Investments in the technology sector may be susceptible to heightened risk of cybersecurity breaches, which may allow an unauthorized party to gain access to personally identifiable information and other customer data. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Small and mid-sized company risk.”

Utilities. Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations; increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval for rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competition resulting from deregulation, overcapacity and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

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Short sales risk

A fund may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on a security it borrows, and the fund will lose money if the price of the borrowed security increases between the time of the short sale and the date when the fund replaces the borrowed security. Further, if other short positions of the same security are closed out at the same time, a “short squeeze” can occur where demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the fund will need to replace the borrowed security at an unfavorable price. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Subject to regulatory requirements, until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position. The need to maintain cash or other liquid assets in segregated accounts could limit the fund’s ability to pursue other opportunities as they arise.

Small and mid-sized company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less-seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than are customarily associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller- or medium-sized market capitalizations. For purposes of the fund’s investment policies, the market capitalization of a company is based on its capitalization at the time the fund purchases the company’s securities. Market capitalizations of companies change over time. The fund is not obligated to sell a company’s security simply because, subsequent to its purchase, the company’s market capitalization has changed to be outside the capitalization range, if any, in effect for the fund.

Tax diversification risk

As described above, Money Market Trust operates as a “government money market fund” in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (a “Government Fund”). Additionally, the fund intends to meet the diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Internal Revenue Code of 1986, as amended (the “Diversification Requirements”). To satisfy the Diversification Requirements applicable to variable annuity contracts, the value of the assets of the fund invested in securities issued by the United States government must remain below specified thresholds. For these purposes, each United States government agency or instrumentality is treated as a separate issuer (subject to special rules applicable to government agency-issued mortgage-backed securities). Under a Notice issued by the Internal Revenue Service in 2016, pending amendment of the applicable regulations, government money market funds may rely upon an alternative diversification standard.

Operating as a Government Fund may make it difficult for the fund to meet the Diversification Requirements. This difficulty may be exacerbated by the potential increase in demand for the types of securities in which the fund invests as a result of changes to the rules that govern SEC registered money market funds. A failure to satisfy the Diversification Requirements could have significant adverse tax consequences for variable annuity contract owners whose contract values are determined by investment in the fund.

U.S. Government agency obligations risk

Government-sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks, although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt securities that they issue are neither guaranteed nor issued by the U.S. government. Such debt securities are subject to the risk of default on the payment of interest and/or principal, similar to the debt securities of private issuers. The maximum potential liability of the issuers of some U.S. government obligations may greatly exceed their current resources, including any legal right to support from the U.S. government. Although the U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government-sponsored entities in the future.

U.S. Treasury obligations risk

The market value of direct obligations of the U.S. Treasury may vary due to changes in interest rates. In addition, changes to the financial condition or credit rating of the U.S. government may cause the value of the fund’s investments in obligations issued by the U.S. Treasury to decline.

Warrants risk

Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS	86

Additional information about the funds’ investment policies (including each fund of funds)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund may not invest more than 15% of its net assets (or 5% in the case of Money Market Trust) in securities that cannot be sold or disposed of in seven calendar days or less without the sale or disposition significantly changing the market value of the investment (“illiquid securities”). Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short-to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets, except through the purchase of debt obligations or the use of repurchase agreements. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed-upon time and at an agreed-upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is

87	ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT POLICIES (INCLUDING EACH FUND OF FUNDS)

made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

Management

Board of Trustees

JHVIT is managed under the direction of its Trustees. The Board of Trustees oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Variable Trust Advisers LLC (the “Advisor”) is the investment advisor to JHVIT and is registered with the SEC as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Advisor is a Delaware limited liability company with its principal offices located at 200 Berkeley Street, Boston, Massachusetts 02116. The advisor is an indirect principally owned subsidiary of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock” in the United States.

JHVIT fund shares are sold only to insurance companies and their separate accounts as the underlying investment option for variable annuity and variable life insurance contracts and group annuity contract offered to 401(k) plans (“variable contracts”). Two of these insurance companies, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, are affiliates of the Advisor (the “Affiliated Insurance Companies”). The Affiliated Insurance Companies perform administrative services for the JHVIT funds in connection with the variable contracts for which they serve as the underlying investment option. To compensate the Affiliated Insurance Companies for providing these services, the Advisor, not the JHVIT funds, pays each Affiliated Insurance Company an administrative fee equal to 0.25% of the total average daily net assets of the JHVIT funds attributable to variable contracts issued by the Affiliated Insurance Company. The Advisor may also pay insurance companies not affiliated with the Advisor an administrative fee for performing similar administrative services for the JHVIT funds.

Subject to general oversight by the Board of Trustees, the Advisor manages and supervises the investment operations and business affairs of the fund. The Advisor selects, contracts with and compensates one or more subadvisors to manage all or a portion of the fund’s portfolio assets, subject to oversight by the Advisor. In this role, the Advisor has supervisory responsibility for managing the investment and reinvestment of the funds’ portfolio assets through proactive oversight and monitoring of the subadvisor and the funds, as described in further detail below. The Advisor is responsible for developing overall investment strategies for the funds and overseeing and implementing the funds’ continuous investment programs and provides a variety of advisory oversight and investment research services. The Advisor also provides management and transition services associated with certain fund events (e.g., strategy, portfolio manager or subadvisor changes) and coordinates and oversees services provided under other agreements.

The Advisor has ultimate responsibility to oversee a subadvisor and recommend to the Board of Trustees its hiring, termination, and replacement. In this capacity, the Advisor, among other things: (i) monitors on a daily basis the compliance of the subadvisor with the investment objectives and related policies of the fund; (ii) monitors significant changes that may impact the subadvisor’s overall business and regularly performs due diligence reviews of the subadvisor; (iii) reviews the performance of the subadvisor; and (iv) reports periodically on such performance to the Board of Trustees. The Advisor employs a team of investment professionals who provide these ongoing research and monitoring services.

Subject to approval by the Board of Trustees, the Advisor may elect to manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Advisor receives a fee from JHVIT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Advisor. The subadvisors are compensated by the Advisor and not by the funds.

The funds rely on an order from the Securities and Exchange Commission (SEC) permitting the Advisor, subject to approval by the Board of Trustees, to appoint a subadvisor or change the terms of a subadvisory agreement without obtaining shareholder approval. Each fund, therefore, is able to change subadvisors or the fees paid to a subadvisor from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Advisor to appoint a subadvisor that is an affiliate of the Advisor or JHVIT (other than by reason of serving as a subadvisor to a fund), or to increase the subadvisory fee of an affiliated subadvisor, without the approval of the shareholders.

A discussion regarding the basis for the Board’s approval of the advisory and subadvisory agreements for the funds is available in the funds’ semi-annual reports to shareholders for the period ended June 30, 2021.

MANAGEMENT	88

Additional information about fund expenses

Each fund’s annual operating expenses will likely vary throughout the period and from year to year. A fund’s expenses for the current fiscal year may be higher than the expenses listed in the fund’s “Annual fund operating expenses” table for some of the following reasons: (i) a significant decrease in average net assets may result in a higher advisory fee rate if any advisory fee breakpoints are not achieved; (ii) a significant decrease in average net assets may result in an increase in the expense ratio because certain fund expenses do not decrease as asset levels decrease; or (iii) fees may be incurred for extraordinary events such as fund tax expenses.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the funds (the participating portfolios). The waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. This agreement expires on July 31, 2023, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Subadvisors and Portfolio Managers

The subadvisors handle the portfolio management activities of the funds, subject to oversight by the Advisor. Each subadvisor formulates a continuous investment program for each fund it subadvises, consistent with the fund’s investment objective and strategies as described above. Each subadvisor regularly reports to the Advisor and the Board of Trustees with respect to the implementation of such programs.

Set forth below, in alphabetical order by subadvisor, is additional information about the subadvisors and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Funds of Funds

The subadvisor will benefit from increased subadvisory fees when assets are allocated to affiliated subadvised funds that it manages. In addition, MFC, as the parent company of each subadvisor and all affiliated investment advisors, will benefit through increased revenue generated from the fees on assets managed by the affiliated subadvisors. Accordingly, there is a conflict of interest in that there is an incentive for each subadvisor to allocate fund assets to funds subadvised by the subadvisor and other affiliated subadvised funds. However, the subadvisor has a duty to allocate assets to an affiliated subadvised fund (and to affiliated underlying funds more broadly) only when the subadvisor believes it is in the best interests of fund shareholders, without regard to any economic incentive. As part of its oversight of the funds and the subadvisors, the advisor will monitor to ensure that allocations are conducted in accordance with these principles. This conflict of interest is also considered by the Independent Trustees when approving or replacing affiliated subadvisors.

Manulife Investment Management (US) LLC (“Manulife IM (US)”)

Manulife IM (US), a Delaware limited liability company located at 197 Clarendon Street, Boston, Massachusetts 02116, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Life Insurance Company (U.S.A.) and an affiliate of the Advisor. John Hancock Life Insurance Company (U.S.A.) is a subsidiary of MFC, based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. References to Manulife IM (US) below refer to its predecessor or affiliate organizations and entities.
Manulife IM (US) has identified the following persons as jointly and primarily responsible for the day-to-day management of the funds’ portfolios as set forth below. These managers are employed by Manulife IM (US).

Funds	Portfolio Managers
Lifestyle Balanced Portfolio	Robert Sykes, CFA Nathan Thooft, CFA
Lifestyle Conservative Portfolio	Robert Sykes, CFA Nathan Thooft, CFA
Lifestyle Growth Portfolio	Robert Sykes, CFA Nathan Thooft, CFA
Lifestyle Moderate Portfolio	Robert Sykes, CFA Nathan Thooft, CFA
Managed Volatility Balanced Portfolio	Geoffrey Kelley, CFA Robert Sykes, CFA Nathan Thooft, CFA Jeffrey Wu
89	MANAGEMENT

Managed Volatility Conservative Portfolio	Geoffrey Kelley, CFA Robert Sykes, CFA Nathan Thooft, CFA Jeffrey Wu
Managed Volatility Growth Portfolio	Geoffrey Kelley, CFA Robert Sykes, CFA Nathan Thooft, CFA Jeffrey Wu
Managed Volatility Moderate Portfolio	Geoffrey Kelley, CFA Robert Sykes, CFA Nathan Thooft, CFA Jeffrey Wu
Select Bond Trust	Howard C. Greene, CFA Jeffrey N. Given, CFA Pranay Sonalkar Connor Minnaar, CFA
Total Bond Market Trust	Peter M. Farley, CFA
Ultra Short Term Bond Trust	Howard C. Greene, CFA Jeffrey N. Given, CFA Pranay Sonalkar Connor Minnaar, CFA
■ Peter M. Farley, CFA. Senior Managing Director and Senior Portfolio Manager; joined Manulife IM (US) in 2012.
■ Jeffrey N. Given, CFA. Senior Managing Director and Senior Portfolio Manager; joined Manulife IM (US) in 1993.
■ Howard C. Greene, CFA. Senior Managing Director and Senior Portfolio Manager; joined Manulife IM (US) in 2002.
■ Geoffrey Kelley, CFA. Managing Director of Asset Allocation Team; joined Manulife IM (US) in 2018.
■ Connor Minnaar, CFA. Senior Director and Associate Portfolio Manager; joined Manulife IM (US) in 2006. Strategic
■ Pranay Sonalkar. Managing Director, Associate Portfolio Manager; joined Manulife IM (US) in 2014.
■ Robert Sykes, CFA. Managing Director, Portfolio Manager of Asset Allocation Team; joined Manulife IM (US) in 2008.
■ Nathan Thooft, CFA. Senior Managing Director, Senior Portfolio Manager and Global Head of Asset Allocation Team; joined Manulife IM (US) in 2008.
■ Jeffrey Wu. Director, Portfolio Manager and Senior Derivatives Analyst of Asset Allocation Team; joined Manulife IM (US) in 2017; began business career in 2005.

Wellington Management Company LLP (“Wellington Management”)

Wellington Management is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. Wellington Management has identified the following persons as jointly and primarily responsible for the day-to-day management of the fund portfolio(s) as set forth below. These managers are employed by Wellington Management.

Funds	Portfolio Managers
Investment Quality Bond Trust	Robert D. Burn, CFA Campe Goodman, CFA Joseph F. Marvan, CFA
■ Robert D. Burn, CFA. Managing Director and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2007.
■ Campe Goodman, CFA. Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2000.
■ Joseph F. Marvan, CFA. Senior Managing Director and Fixed Income Portfolio Manager of Wellington Management; joined the firm as an investment professional in 2003.

Share classes and Rule 12b-1 plans

Share classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all share classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. “Class expenses,” however, are allocated to each class. “Class expenses” include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Advisor to be properly allocable to a particular class. The Advisor will make such allocations in a

SHARE CLASSES AND RULE 12B-1 PLANS	90

manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Advisor may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 plans

■	Rule 12b-1 fees will be paid to JHVIT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,
(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and
(iii) for the payment of “service fees” that come within Rule 2341 of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares
an annual rate of up to 0.15% of the net assets of the Series I shares

Series II shares
an annual rate of up to 0.35% of the net assets of the Series II shares

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

General information

Purchase and redemption of shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed each business day at a price equal to their net asset value (NAV) determined for that business day as set forth under “Valuation of shares” in this prospectus. A business day is any day that the New York Stock Exchange is open for business. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHVIT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

■	trading on the New York Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

■	an emergency exists, as determined by the SEC, as a result of which disposal by JHVIT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHVIT fairly to determine the value of its net assets; or

■	the SEC by order so permits for the protection of security holders of JHVIT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment options for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHVIT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Due to differences in tax treatments and other considerations, the interests of holders of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHVIT may conflict. The Board of Trustees of JHVIT (the “Board” or “Trustees”) will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Money Market Trust Only

If the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between the fund’s amortized cost price per share and the market-based NAV per share may result in material dilution or other unfair results, the Board of Trustees, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of the fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

91	GENERAL INFORMATION

Valuation of shares

The net asset value (NAV) for each class of shares of the funds is normally determined once daily as of the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open). In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. Trading of securities that are primarily listed on foreign exchanges may take place on weekends and U.S. business holidays on which the funds’ NAV is not calculated. Consequently, each fund’s portfolio securities may trade and the NAV of the fund’s shares may be significantly affected on days when a shareholder will not be able to purchase or redeem shares of the fund.

Each class of shares of each fund (except Money Market Trust) has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Money Market Trust Only

The net asset value (NAV) for each class of shares of the fund is normally determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4:00 P.M., Eastern time) on each business day that the NYSE is open. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the NAV may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations. On holidays or other days when the NYSE is closed, the NAV is not calculated and the fund does not transact purchase or redemption requests.

To help the fund maintain its $1 constant share price, portfolio investments are valued at cost, and any discount or premium is amortized to maturity. To ensure that such amortized cost valuations are representative of the investments’ fair market value, the fund also calculates a market-based NAV daily. If the fund’s board determines that the deviation between the fund’s amortized cost NAV and its market-based NAV would cause a material dilution or other unfair results to shareholders, the board will cause the fund to take appropriate remedial action, which may include redeeming shares in kind, selling portfolio securities, or reducing the number of outstanding fund shares. See “Net Asset Value” in the SAI for more information. The current NAV of the fund is available on our website at https://www.johnhancock.com/life-insurance/money-market-trust-filings.html.

Valuation of securities

Portfolio securities are valued by various methods that are generally described below. Portfolio securities also may be fair valued by the fund’s Pricing Committee in certain instances pursuant to procedures established by the Trustees. Equity securities are generally valued at the last sale price or, for certain markets, the official closing price as of the close of the relevant exchange. Securities not traded on a particular day are valued using last available bid prices. A security that is listed or traded on more than one exchange is typically valued at the price on the exchange where the security was acquired or most likely will be sold. In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market. Equity securities traded principally in foreign markets are typically valued using the last sale price or official closing price in the relevant exchange or market, as adjusted by an independent pricing vendor to reflect fair value. On any day a foreign market is closed and the NYSE is open, any foreign securities will typically be valued using the last price or official closing price obtained from the relevant exchange on the prior business day adjusted based on information provided by an independent pricing vendor to reflect fair value. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. The value of securities denominated in foreign currencies is converted into U.S. dollars at the exchange rate supplied by an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of the close of the NYSE, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps and unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Shares of other open-end investment companies that are not exchange-traded funds (underlying funds) are valued based on the NAVs of such underlying funds.

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, broker-dealer quotations, credit quality information, general market conditions, news, and other factors and assumptions. The fund may receive different prices when it sells odd-lot positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes.

The Pricing Committee engages in oversight activities with respect to pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.

If market quotations, official closing prices, or information furnished by a pricing vendor are not readily available or are otherwise deemed unreliable or not representative of the fair value of such security because of market- or issuer-specific events, a security will be valued at its fair value as determined in good faith by the Trustees. The Trustees are assisted in their responsibility to fair value securities by the fund’s Pricing Committee, and the actual

GENERAL INFORMATION	92

calculation of a security’s fair value may be made by the Pricing Committee acting pursuant to the procedures established by the Trustees. In certain instances, therefore, the Pricing Committee may determine that a reported valuation does not reflect fair value, based on additional information available or other factors, and may accordingly determine in good faith the fair value of the assets, which may differ from the reported valuation.

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain, thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

The use of fair value pricing has the effect of valuing a security based upon the price the fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants, but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed and these differences could be material.

Regarding the fund’s investment in an underlying fund that is not an ETF, which (as noted above) is valued at such underlying fund’s NAV, the prospectus for such underlying fund explains the circumstances and effects of fair value pricing for that underlying fund.

Money Market Trust Only

Money Market Trust operates as a government money market fund, as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended, and accordingly, uses the amortized cost valuation method, which approximates market value, to value its portfolio securities. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the fund’s price per share as computed for the purpose of sales and redemptions at $1.00. The procedures direct the Advisor to establish procedures that will allow for the monitoring of the propriety of the continued use of amortized cost valuation to maintain a constant NAV of $1.00 for the fund. The procedures also direct the Advisor to determine NAV based upon available market quotations (“Shadow Pricing”), pursuant to which daily market values for securities held by the fund will be obtained and compared to such securities’ amortized cost values to ensure that the amortized cost values are representative of fair market value pursuant to the funds’ procedures. The fund shall value daily: (a) all portfolio instruments for which market quotations are readily available at market; and (b) all portfolio instruments for which market quotations are not readily available or are not obtainable from a pricing service, at their fair value as determined in good faith by the Board (the actual calculations, however, may be made by persons acting pursuant to the direction of the Board.) If the fair value of a security needs to be determined, the Pricing Committee will provide determinations, in accordance with procedures and methods established by the Board, of the fair value of securities held by the fund.

In determining market quotations that the fund may use for purposes of Shadow Pricing, pricing vendors may use matrix pricing or models that utilize certain inputs and assumptions to derive market quotations, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions. Special Shadow Pricing considerations may apply with respect to the fund’s “odd-lot” positions, as the fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally determine market quotations for securities assuming orderly transactions of institutional round lot sizes, but the fund may transact in such securities in smaller, odd lot sizes.

The Pricing Committee engages in oversight activities with respect to the fund’s pricing vendors, which includes, among other things, monitoring significant or unusual price fluctuations above predetermined tolerance levels from the prior day, back-testing of pricing vendor prices against actual trades, conducting periodic due diligence meetings and reviews, and periodically reviewing the inputs, assumptions and methodologies used by these vendors. Nevertheless, market quotations, official closing prices, or information furnished by a pricing vendor could be inaccurate, which could lead to a security being valued incorrectly.

In the event that the deviation from the amortized cost exceeds 0.30% of $1, or $0.003, per share in NAV, the Advisor shall promptly call a special meeting of the Board to determine what, if any, action should be initiated. Where the Trustees believe the extent of any deviation from the fund’s amortized cost NAV may result in material dilution or other unfair results to investors or existing shareholders, they shall take the action they deem appropriate to eliminate or reduce to the extent reasonably practical such dilution or unfair results. The actions that may be taken by the Board include, but are not limited to:

■	redeeming shares in kind;

■	selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity of the fund;

■	withholding or reducing dividends;

■	utilizing a NAV based on available market quotations; or

■	investing all cash in instruments with a maturity on the next business day.

In certain extraordinary circumstances, the fund may, with Board approval, reduce the number of shares outstanding by redeeming proportionately from shareholders, such number of full and fractional shares as is necessary to maintain the NAV at $1.00 for the fund. Such reduction in the number of outstanding fund shares would not reduce the value of a shareholder’s holdings in the fund, and as a result, no monetary compensation would be paid for the redemption.

93	GENERAL INFORMATION

Since a dividend is declared to shareholders each time net asset value is determined, the NAV per share of each class of the fund will normally remain constant at $1.00. There is no assurance that the fund can maintain the $1.00 NAV. Monthly, any increase in the value of a shareholder’s investment in either class from dividends is reflected as an increase in the number of shares of such class in the shareholder’s account or is distributed as cash if a shareholder has so elected.

It is expected that the fund’s net income will be positive each time it is determined. However, if because of a sudden rise in interest rates or for any other reason the net income of the fund determined at any time is a negative amount, the fund will offset the negative amount against income accrued during the month for each shareholder account. If at the time of payment of a distribution such negative amount exceeds a shareholder’s portion of accrued income, the fund may reduce the number of its outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full or fractional shares which represents the amount of excess. By investing in any class of shares of the fund, shareholders are deemed to have agreed to make such a contribution. This procedure permits the fund to maintain its NAV at $1.00.

If, in the view of the Trustees, it is inadvisable to continue the practice of maintaining the fund’s NAV at $1.00, the Trustees reserve the right to alter the procedures for determining NAV. The fund will notify shareholders of any such alteration.

Dividends

JHVIT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

Money Market Trust Only

Money Market Trust seeks to maintain a constant per share NAV of $1.00. Dividends from net investment income for this fund will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When the fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, the fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive short term trading

None of the funds are designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadvisor’s ability to effectively manage a fund in accordance with its investment objective and policies), dilute the interest in a fund held for long-term investment or adversely affect a fund’s performance (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHVIT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHVIT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHVIT will monitor purchases and redemptions of JHVIT shares either directly or through procedures adopted by the affiliated insurance companies that use JHVIT as their underlying investment vehicle. If management of JHVIT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHVIT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended, JHVIT and each insurance company that uses JHVIT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy that the insurance company reasonably believes is designed to deter disruptive short-term trading; (ii) furnish JHVIT, upon its request, with information regarding contract holder trading activities in shares of JHVIT; and (iii) enforce its short term trading policy with respect to contract holders identified by JHVIT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHVIT, to cease to accept trading instructions from the financial intermediary for the contract holder unless such instructions are sent to the financial intermediary by regular U.S. mail.

GENERAL INFORMATION	94

Investors in JHVIT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHVIT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHVIT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHVIT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadvisor’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1	Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV;

2	Funds with significant investments in high yield securities that are infrequently traded; and

3	Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Money Market Trust Only

The fund does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs. However, money market funds are typically utilized by investors for short-term investments. Investors in money market funds value the ability to add and withdraw their funds quickly and without restrictions.

Moreover, because Government money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in market value, they generally are not the targets of abusive trading practices. For these reasons, the fund’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of the fund’s shares, and the fund does not impose redemption fees or minimum holding periods for its investors. However, the fund’s management will seek to prevent an investor from utilizing the fund to facilitate frequent purchases and redemptions of shares in other JHVIT funds that are not money market funds. The JHVIT funds have adopted policies and procedures with respect to excessive trading and potential market timing activity for the non-money market JHVIT funds (as described in the prospectus for the non-money market JHVIT funds), and a contract holder will be prevented from purchasing additional shares or making further exchanges if the fund’s management determines that a contract holder has engaged in timing activities in contravention of a non-money market JHVIT fund’s policies.

Policy regarding disclosure of fund portfolio holdings

A description of the funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

95	GENERAL INFORMATION

Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account that may use John Hancock Variable Insurance Trust (“JHVIT”) as its underlying investment option or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

The financial statements of JHVIT as of December 31, 2021, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP, along with JHVIT’s financial statements, as they appear in JHVIT’s annual report for the fiscal period ended December 31, 2021, has been incorporated by reference into the SAI. Copies of JHVIT’s annual report are available upon request.

Investment Quality Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	12.17	0.22	(0.37)	(0.15)	(0.25)	(0.27)	(0.52)	11.50	(1.26)	0.74	0.73	1.86	134	37
12-31-2020	11.39	0.26	0.80	1.06	(0.27)	(0.01)	(0.28)	12.17	9.37	0.75	0.74	2.15	142	51
12-31-2019	10.68	0.30	0.70	1.00	(0.29)	—	(0.29)	11.39	9.36	0.75	0.74	2.70	139	45
12-31-2018	11.15	0.29	(0.38)	(0.09)	(0.30)	(0.08)	(0.38)	10.68	(0.82)	0.73	0.72	2.66	135	44
12-31-2017	10.99	0.25	0.25	0.50	(0.29)	(0.05)	(0.34)	11.15	4.60	0.72	0.71	2.24	156	72
Series II
12-31-2021	12.18	0.20	(0.39)	(0.19)	(0.22)	(0.27)	(0.49)	11.50	(1.45)	0.94	0.93	1.66	71	37
12-31-2020	11.40	0.23	0.81	1.04	(0.25)	(0.01)	(0.26)	12.18	9.15	0.95	0.94	1.95	80	51
12-31-2019	10.69	0.28	0.70	0.98	(0.27)	—	(0.27)	11.40	9.15	0.95	0.94	2.49	76	45
12-31-2018	11.15	0.27	(0.37)	(0.10)	(0.28)	(0.08)	(0.36)	10.69	(0.93)	0.93	0.92	2.46	71	44
12-31-2017	11.00	0.23	0.24	0.47	(0.27)	(0.05)	(0.32)	11.15	4.30	0.92	0.91	2.04	83	72
Series NAV
12-31-2021	12.13	0.23	(0.39)	(0.16)	(0.25)	(0.27)	(0.52)	11.45	(1.21)	0.69	0.68	1.91	65	37
12-31-2020	11.35	0.26	0.81	1.07	(0.28)	(0.01)	(0.29)	12.13	9.46	0.70	0.69	2.19	44	51
12-31-2019	10.65	0.31	0.68	0.99	(0.29)	—	(0.29)	11.35	9.35	0.70	0.69	2.74	41	45
12-31-2018	11.11	0.30	(0.38)	(0.08)	(0.30)	(0.08)	(0.38)	10.65	(0.68)	0.68	0.67	2.72	39	44
12-31-2017	10.95	0.26	0.25	0.51	(0.30)	(0.05)	(0.35)	11.11	4.68	0.67	0.66	2.28	35	72
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
FINANCIAL HIGHLIGHTS	96

Lifestyle Balanced Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	16.40	0.37 [3]	1.17	1.54	(0.37)	(0.78)	—	(1.15)	16.79	9.44	0.12 [4]	0.11 [4]	2.18 [3]	42	10
12-31-2020	15.43	0.38 [3]	1.53	1.91	(0.37)	(0.57)	—	(0.94)	16.40	12.69	0.12 [4]	0.12 [4]	2.45 [3]	41	15
12-31-2019	13.76	0.33 [3]	2.09	2.42	(0.30)	(0.45)	—	(0.75)	15.43	17.73	0.12 [4]	0.12 [4]	2.19 [3]	37	11
12-31-2018	14.98	0.32 [3]	(0.96)	(0.64)	(0.33)	(0.25)	—	(0.58)	13.76	(4.36)	0.12 [4]	0.12 [4]	2.13 [3]	32	8
12-31-2017	13.78	0.33 [3]	1.36	1.69	(0.33)	(0.16)	—	(0.49)	14.98	12.31	0.12 [4]	0.12 [4]	2.22 [3]	35	6
Series II
12-31-2021	16.43	0.34 [3]	1.17	1.51	(0.34)	(0.78)	—	(1.12)	16.82	9.21	0.32 [4]	0.31 [4]	1.98 [3]	997	10
12-31-2020	15.46	0.35 [3]	1.53	1.88	(0.34)	(0.57)	—	(0.91)	16.43	12.47	0.32 [4]	0.32 [4]	2.26 [3]	960	15
12-31-2019	13.78	0.29 [3]	2.11	2.40	(0.27)	(0.45)	—	(0.72)	15.46	17.56	0.32 [4]	0.32 [4]	1.94 [3]	860	11
12-31-2018	15.01	0.27 [3]	(0.95)	(0.68)	(0.30)	(0.25)	—	(0.55)	13.78	(4.63)	0.32 [4]	0.32 [4]	1.84 [3]	781	8
12-31-2017	13.80	0.29 [3]	1.38	1.67	(0.30)	(0.16)	—	(0.46)	15.01	12.16	0.32 [4]	0.32 [4]	1.97 [3]	942	6
Series NAV
12-31-2021	16.38	0.40 [3]	1.15	1.55	(0.38)	(0.78)	—	(1.16)	16.77	9.51	0.07 [4]	0.06 [4]	2.33 [3]	161	10
12-31-2020	15.42	0.40 [3]	1.51	1.91	(0.38)	(0.57)	—	(0.95)	16.38	12.68	0.07 [4]	0.07 [4]	2.57 [3]	136	15
12-31-2019	13.74	0.34 [3]	2.09	2.43	(0.30)	(0.45)	—	(0.75)	15.42	17.89	0.07 [4]	0.07 [4]	2.29 [3]	113	11
12-31-2018	14.97	0.34 [3]	(0.98)	(0.64)	(0.34)	(0.25)	—	(0.59)	13.74	(4.39)	0.07 [4]	0.07 [4]	2.28 [3]	89	8
12-31-2017	13.77	0.34 [3]	1.35	1.69	(0.33)	(0.16)	—	(0.49)	14.97	12.38	0.07 [4]	0.07 [4]	2.40 [3]	83	6
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

Lifestyle Conservative Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	14.43	0.38 [3]	0.04	0.42	(0.35)	(0.40)	—	(0.75)	14.10	2.96	0.14 [4]	0.13 [4]	2.62 [3]	18	22
12-31-2020	13.68	0.45 [3]	1.01	1.46	(0.40)	(0.31)	—	(0.71)	14.43	10.75	0.15 [4]	0.13 [4]	3.19 [3]	16	21
12-31-2019	12.67	0.32 [3]	1.25	1.57	(0.30)	(0.26)	—	(0.56)	13.68	12.46	0.15 [4]	0.13 [4]	2.36 [3]	12	21
12-31-2018	13.39	0.33 [3]	(0.59)	(0.26)	(0.32)	(0.14)	—	(0.46)	12.67	(1.97)	0.16 [4]	0.12 [4]	2.48 [3]	11	21
12-31-2017	12.91	0.34 [3]	0.56	0.90	(0.34)	(0.08)	—	(0.42)	13.39	6.96	0.16 [4]	0.13 [4]	2.69 [3]	12	12
Series II
12-31-2021	14.45	0.32 [3]	0.07	0.39	(0.33)	(0.40)	—	(0.73)	14.11	2.68	0.34 [4]	0.33 [4]	2.19 [3]	200	22
12-31-2020	13.70	0.38 [3]	1.05	1.43	(0.37)	(0.31)	—	(0.68)	14.45	10.53	0.35 [4]	0.33 [4]	2.71 [3]	208	21
12-31-2019	12.69	0.30 [3]	1.25	1.55	(0.28)	(0.26)	—	(0.54)	13.70	12.22	0.35 [4]	0.33 [4]	2.20 [3]	170	21
12-31-2018	13.41	0.30 [3]	(0.58)	(0.28)	(0.30)	(0.14)	—	(0.44)	12.69	(2.17)	0.36 [4]	0.32 [4]	2.29 [3]	164	21
12-31-2017	12.93	0.30 [3]	0.58	0.88	(0.32)	(0.08)	—	(0.40)	13.41	6.74	0.36 [4]	0.33 [4]	2.21 [3]	166	12
Series NAV
12-31-2021	14.42	0.33 [3]	0.09	0.42	(0.36)	(0.40)	—	(0.76)	14.08	2.94	0.09 [4]	0.08 [4]	2.24 [3]	8	22
12-31-2020	13.67	0.57 [3]	0.89	1.46	(0.40)	(0.31)	—	(0.71)	14.42	10.80	0.10 [4]	0.08 [4]	4.03 [3]	9	21
12-31-2019	12.66	0.31 [3]	1.27	1.58	(0.31)	(0.26)	—	(0.57)	13.67	12.52	0.10 [4]	0.08 [4]	2.29 [3]	4	21
12-31-2018	13.38	0.36 [3]	(0.61)	(0.25)	(0.33)	(0.14)	—	(0.47)	12.66	(1.92)	0.11 [4]	0.07 [4]	2.70 [3]	5	21
12-31-2017	12.90	0.35 [3]	0.56	0.91	(0.35)	(0.08)	—	(0.43)	13.38	7.01	0.11 [4]	0.08 [4]	2.75 [3]	4	12
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
97	FINANCIAL HIGHLIGHTS

Lifestyle Growth Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	17.79	0.37 [3]	2.11	2.48	(0.36)	(1.34)	—	(1.70)	18.57	14.07	0.11 [4]	0.11 [4]	1.97 [3]	252	12 [5]
12-31-2020	16.92	0.36 [3]	1.84	2.20	(0.37)	(0.96)	—	(1.33)	17.79	13.58	0.12 [4]	0.11 [4]	2.19 [3]	236	13
12-31-2019	14.86	0.32 [3]	2.81	3.13	(0.30)	(0.77)	—	(1.07)	16.92	21.45	0.12 [4]	0.11 [4]	1.96 [3]	224	7
12-31-2018	16.41	0.30 [3]	(1.28)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.86	(6.12)	0.11 [4]	0.11 [4]	1.85 [3]	207	5
12-31-2017	14.53	0.45 [3]	1.88	2.33	(0.30)	(0.15)	—	(0.45)	16.41	16.13	0.12 [4]	0.11 [4]	3.34 [3]	242	4 [5]
Series II
12-31-2021	17.81	0.33 [3]	2.11	2.44	(0.32)	(1.34)	—	(1.66)	18.59	13.84	0.31 [4]	0.31 [4]	1.72 [3]	5,588	12 [5]
12-31-2020	16.94	0.33 [3]	1.84	2.17	(0.34)	(0.96)	—	(1.30)	17.81	13.37	0.32 [4]	0.31 [4]	1.97 [3]	5,588	13
12-31-2019	14.88	0.29 [3]	2.81	3.10	(0.27)	(0.77)	—	(1.04)	16.94	21.20	0.32 [4]	0.31 [4]	1.75 [3]	5,567	7
12-31-2018	16.43	0.27 [3]	(1.29)	(1.02)	(0.28)	(0.25)	—	(0.53)	14.88	(6.31)	0.31 [4]	0.31 [4]	1.62 [3]	5,225	5
12-31-2017	14.55	0.40 [3]	1.90	2.30	(0.27)	(0.15)	—	(0.42)	16.43	15.90	0.32 [4]	0.31 [4]	2.89 [3]	6,456	4 [5]
Series NAV
12-31-2021	17.78	0.40 [3]	2.09	2.49	(0.37)	(1.34)	—	(1.71)	18.56	14.13	0.06 [4]	0.06 [4]	2.12 [3]	587	12 [5]
12-31-2020	16.91	0.38 [3]	1.83	2.21	(0.38)	(0.96)	—	(1.34)	17.78	13.63	0.07 [4]	0.06 [4]	2.30 [3]	477	13
12-31-2019	14.85	0.34 [3]	2.80	3.14	(0.31)	(0.77)	—	(1.08)	16.91	21.52	0.07 [4]	0.06 [4]	2.10 [3]	415	7
12-31-2018	16.40	0.33 [3]	(1.31)	(0.98)	(0.32)	(0.25)	—	(0.57)	14.85	(6.07)	0.06 [4]	0.06 [4]	2.00 [3]	339	5
12-31-2017	14.52	0.46 [3]	1.88	2.34	(0.31)	(0.15)	—	(0.46)	16.40	16.20	0.07 [4]	0.06 [4]	3.61 [3]	346	4 [5]
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
5	Excludes merger activity.

Lifestyle Moderate Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	15.74	0.38 [3]	0.75	1.13	(0.36)	(0.69)	—	(1.05)	15.82	7.25	0.13 [4]	0.13 [4]	2.36 [3]	16	13
12-31-2020	14.85	0.40 [3]	1.36	1.76	(0.38)	(0.49)	—	(0.87)	15.74	12.09	0.14 [4]	0.13 [4]	2.64 [3]	14	17
12-31-2019	13.38	0.33 [3]	1.79	2.12	(0.29)	(0.36)	—	(0.65)	14.85	15.97	0.14 [4]	0.13 [4]	2.28 [3]	12	15
12-31-2018	14.44	0.31 [3]	(0.81)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.58)	0.14 [4]	0.13 [4]	2.17 [3]	10	8
12-31-2017	13.50	0.33 [3]	1.07	1.40	(0.33)	(0.13)	—	(0.46)	14.44	10.43	0.14 [4]	0.13 [4]	2.35 [3]	11	7
Series II
12-31-2021	15.77	0.33 [3]	0.77	1.10	(0.33)	(0.69)	—	(1.02)	15.85	7.03	0.33 [4]	0.33 [4]	2.05 [3]	301	13
12-31-2020	14.88	0.37 [3]	1.36	1.73	(0.35)	(0.49)	—	(0.84)	15.77	11.87	0.34 [4]	0.33 [4]	2.43 [3]	307	17
12-31-2019	13.41	0.29 [3]	1.80	2.09	(0.26)	(0.36)	—	(0.62)	14.88	15.72	0.34 [4]	0.33 [4]	2.00 [3]	269	15
12-31-2018	14.47	0.28 [3]	(0.81)	(0.53)	(0.30)	(0.23)	—	(0.53)	13.41	(3.77)	0.34 [4]	0.33 [4]	1.94 [3]	247	8
12-31-2017	13.52	0.30 [3]	1.08	1.38	(0.30)	(0.13)	—	(0.43)	14.47	10.28	0.34 [4]	0.33 [4]	2.04 [3]	295	7
Series NAV
12-31-2021	15.74	0.40 [3]	0.73	1.13	(0.37)	(0.69)	—	(1.06)	15.81	7.23	0.08 [4]	0.08 [4]	2.44 [3]	45	13
12-31-2020	14.84	0.40 [3]	1.38	1.78	(0.39)	(0.49)	—	(0.88)	15.74	12.22	0.09 [4]	0.08 [4]	2.67 [3]	35	17
12-31-2019	13.38	0.35 [3]	1.77	2.12	(0.30)	(0.36)	—	(0.66)	14.84	15.95	0.09 [4]	0.08 [4]	2.39 [3]	30	15
12-31-2018	14.44	0.35 [3]	(0.85)	(0.50)	(0.33)	(0.23)	—	(0.56)	13.38	(3.53)	0.09 [4]	0.08 [4]	2.46 [3]	22	8
12-31-2017	13.49	0.35 [3]	1.07	1.42	(0.34)	(0.13)	—	(0.47)	14.44	10.56	0.09 [4]	0.08 [4]	2.59 [3]	20	7
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
FINANCIAL HIGHLIGHTS	98

Managed Volatility Balanced Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	11.66	0.23	0.91	1.14	(0.25)	(0.07)	(0.32)	12.48	9.76	0.24	0.15	1.89	476	11
12-31-2020	12.41	0.25	(0.07)	0.18	(0.27)	(0.66)	(0.93)	11.66	1.81	0.26	0.15	2.11	498	12
12-31-2019	11.23	0.25	1.73	1.98	(0.23)	(0.57)	(0.80)	12.41	17.92	0.26	0.13	2.07	556	8
12-31-2018	12.96	0.25	(0.82)	(0.57)	(0.25)	(0.91)	(1.16)	11.23	(4.89)	0.15	0.10	1.95	531	36
12-31-2017	12.05	0.24	1.44	1.68	(0.25)	(0.52)	(0.77)	12.96	14.13	0.13	0.09	1.91	642	7
Series II
12-31-2021	11.57	0.20	0.90	1.10	(0.22)	(0.07)	(0.29)	12.38	9.54	0.44	0.35	1.66	3,991	11
12-31-2020	12.33	0.22	(0.08)	0.14	(0.24)	(0.66)	(0.90)	11.57	1.55	0.46	0.35	1.89	4,288	12
12-31-2019	11.16	0.22	1.72	1.94	(0.20)	(0.57)	(0.77)	12.33	17.73	0.46	0.33	1.86	4,957	8
12-31-2018	12.89	0.22	(0.82)	(0.60)	(0.22)	(0.91)	(1.13)	11.16	(5.04)	0.35	0.30	1.73	4,900	36
12-31-2017	11.99	0.21	1.43	1.64	(0.22)	(0.52)	(0.74)	12.89	13.82	0.33	0.29	1.68	5,985	7
Series NAV
12-31-2021	11.69	0.24	0.91	1.15	(0.25)	(0.07)	(0.32)	12.52	9.88	0.19	0.10	1.97	1,269	11
12-31-2020	12.45	0.26	(0.09)	0.17	(0.27)	(0.66)	(0.93)	11.69	1.77	0.21	0.10	2.20	1,217	12
12-31-2019	11.26	0.26	1.73	1.99	(0.23)	(0.57)	(0.80)	12.45	18.02	0.21	0.08	2.16	1,261	8
12-31-2018	12.99	0.26	(0.83)	(0.57)	(0.25)	(0.91)	(1.16)	11.26	(4.82)	0.10	0.05	2.04	1,133	36
12-31-2017	12.08	0.25	1.44	1.69	(0.26)	(0.52)	(0.78)	12.99	14.15	0.08	0.04	1.99	1,272	7
1	Based on average daily shares outstanding.
2	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.

Managed Volatility Conservative Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	11.62	0.28	0.12	0.40	(0.29)	(0.07)	(0.36)	11.66	3.48	0.25	0.16	2.33	145	7
12-31-2020	11.75	0.30	0.09	0.39	(0.33)	(0.19)	(0.52)	11.62	3.39	0.26	0.14	2.57	154	10
12-31-2019	10.61	0.29	1.13	1.42	(0.26)	(0.02)	(0.28)	11.75	13.38	0.25	0.14	2.50	166	8
12-31-2018	11.48	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.61	(2.18)	0.15	0.09	2.43	155	34
12-31-2017	11.12	0.26	0.60	0.86	(0.27)	(0.23)	(0.50)	11.48	7.82	0.13	0.08	2.26	177	8
Series II
12-31-2021	11.52	0.25	0.13	0.38	(0.27)	(0.07)	(0.34)	11.56	3.31	0.45	0.36	2.10	683	7
12-31-2020	11.66	0.27	0.09	0.36	(0.31)	(0.19)	(0.50)	11.52	3.13	0.46	0.34	2.36	794	10
12-31-2019	10.53	0.25	1.14	1.39	(0.24)	(0.02)	(0.26)	11.66	13.18	0.45	0.34	2.23	888	8
12-31-2018	11.40	0.25	(0.52)	(0.27)	(0.25)	(0.35)	(0.60)	10.53	(2.39)	0.35	0.29	2.19	908	34
12-31-2017	11.04	0.23	0.61	0.84	(0.25)	(0.23)	(0.48)	11.40	7.67	0.33	0.28	2.03	1,112	8
Series NAV
12-31-2021	11.65	0.29	0.12	0.41	(0.30)	(0.07)	(0.37)	11.69	3.52	0.20	0.11	2.44	62	7
12-31-2020	11.78	0.31	0.09	0.40	(0.34)	(0.19)	(0.53)	11.65	3.43	0.21	0.09	2.71	59	10
12-31-2019	10.64	0.29	1.14	1.43	(0.27)	(0.02)	(0.29)	11.78	13.50	0.20	0.09	2.55	56	8
12-31-2018	11.51	0.27	(0.51)	(0.24)	(0.28)	(0.35)	(0.63)	10.64	(2.21)	0.10	0.04	2.42	51	34
12-31-2017	11.14	0.32	0.56	0.88	(0.28)	(0.23)	(0.51)	11.51	7.94	0.08	0.03	2.73	64	8
1	Based on average daily shares outstanding.
2	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
99	FINANCIAL HIGHLIGHTS

Managed Volatility Growth Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	12.03	0.21	1.33	1.54	(0.21)	(0.08)	(0.29)	13.28	12.82	0.25	0.16	1.64	589	12 [5]
12-31-2020	13.28	0.21	(0.46)	(0.25)	(0.24)	(0.76)	(1.00)	12.03	(1.42)	0.28	0.15	1.75	545	13
12-31-2019	12.20	0.24	2.06	2.30	(0.21)	(1.01)	(1.22)	13.28	19.56	0.27	0.13	1.85	627	8
12-31-2018	14.55	0.24	(1.08)	(0.84)	(0.23)	(1.28)	(1.51)	12.20	(6.54)	0.15	0.10	1.67	591	37
12-31-2017	12.99	0.23	2.14	2.37	(0.24)	(0.57)	(0.81)	14.55	18.59	0.13	0.09	1.67	709	9
Series II
12-31-2021	11.98	0.18	1.33	1.51	(0.19)	(0.08)	(0.27)	13.22	12.58	0.45	0.36	1.37	5,630	12 [5]
12-31-2020	13.23	0.18	(0.46)	(0.28)	(0.21)	(0.76)	(0.97)	11.98	(1.60)	0.48	0.35	1.53	5,886	13
12-31-2019	12.16	0.21	2.06	2.27	(0.19)	(1.01)	(1.20)	13.23	19.32	0.47	0.33	1.64	7,116	8
12-31-2018	14.51	0.21	(1.07)	(0.86)	(0.21)	(1.28)	(1.49)	12.16	(6.70)	0.35	0.30	1.45	6,931	37
12-31-2017	12.95	0.20	2.14	2.34	(0.21)	(0.57)	(0.78)	14.51	18.35	0.33	0.29	1.46	8,532	9
Series NAV
12-31-2021	12.05	0.23	1.32	1.55	(0.22)	(0.08)	(0.30)	13.30	12.85	0.20	0.11	1.80	1,075	12 [5]
12-31-2020	13.30	0.22	(0.47)	(0.25)	(0.24)	(0.76)	(1.00)	12.05	(1.37)	0.23	0.10	1.85	769	13
12-31-2019	12.21	0.26	2.06	2.32	(0.22)	(1.01)	(1.23)	13.30	19.68	0.22	0.08	1.95	817	8
12-31-2018	14.57	0.25	(1.09)	(0.84)	(0.24)	(1.28)	(1.52)	12.21	(6.55)	0.10	0.05	1.76	703	37
12-31-2017	13.00	0.25	2.14	2.39	(0.25)	(0.57)	(0.82)	14.57	18.71	0.08	0.04	1.77	778	9
1	Based on average daily shares outstanding.
2	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
5	Excludes merger activity.

Managed Volatility Moderate Portfolio

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3]	Expenses before reductions (%)[4]	Expenses including reductions (%)[4]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	11.44	0.24	0.66	0.90	(0.25)	(0.08)	(0.33)	12.01	7.90	0.24	0.15	2.02	196	10
12-31-2020	11.94	0.26	0.10	0.36	(0.28)	(0.58)	(0.86)	11.44	3.31	0.25	0.14	2.29	208	11
12-31-2019	10.84	0.26	1.53	1.79	(0.24)	(0.45)	(0.69)	11.94	16.72	0.25	0.13	2.18	234	8
12-31-2018	12.33	0.26	(0.71)	(0.45)	(0.26)	(0.78)	(1.04)	10.84	(3.99)	0.14	0.09	2.12	230	35
12-31-2017	11.65	0.25	1.12	1.37	(0.26)	(0.43)	(0.69)	12.33	11.88	0.13	0.09	2.05	266	9
Series II
12-31-2021	11.34	0.22	0.66	0.88	(0.23)	(0.08)	(0.31)	11.91	7.76	0.44	0.35	1.82	1,277	10
12-31-2020	11.85	0.23	0.10	0.33	(0.26)	(0.58)	(0.84)	11.34	3.05	0.45	0.34	2.06	1,379	11
12-31-2019	10.77	0.23	1.52	1.75	(0.22)	(0.45)	(0.67)	11.85	16.43	0.45	0.33	1.97	1,552	8
12-31-2018	12.25	0.23	(0.69)	(0.46)	(0.24)	(0.78)	(1.02)	10.77	(4.12)	0.34	0.29	1.89	1,557	35
12-31-2017	11.58	0.22	1.11	1.33	(0.23)	(0.43)	(0.66)	12.25	11.65	0.33	0.29	1.80	1,891	9
Series NAV
12-31-2021	11.45	0.25	0.67	0.92	(0.26)	(0.08)	(0.34)	12.03	8.03	0.19	0.10	2.12	142	10
12-31-2020	11.96	0.27	0.08	0.35	(0.28)	(0.58)	(0.86)	11.45	3.27	0.20	0.09	2.38	139	11
12-31-2019	10.85	0.27	1.54	1.81	(0.25)	(0.45)	(0.70)	11.96	16.85	0.20	0.08	2.29	137	8
12-31-2018	12.34	0.26	(0.70)	(0.44)	(0.27)	(0.78)	(1.05)	10.85	(3.94)	0.09	0.04	2.15	119	35
12-31-2017	11.65	0.26	1.12	1.38	(0.26)	(0.43)	(0.69)	12.34	12.02	0.08	0.04	2.11	134	9
1	Based on average daily shares outstanding.
2	Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
FINANCIAL HIGHLIGHTS	100

Money Market Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	1.00	— [3]	— [3]	— [3]	— [3]	—	— [3]	1.00	0.00 [4]	0.44	0.07	—	1,522	—
12-31-2020	1.00	0.003	— [3]	0.003	(0.003)	—	(0.003)	1.00	0.31	0.44	0.24	0.26	1,835	—
12-31-2019	1.00	0.019	— [3]	0.019	(0.019)	—	(0.019)	1.00	1.93	0.46	0.33	1.91	1,420	—
12-31-2018	1.00	0.015	— [3]	0.015	(0.015)	—	(0.015)	1.00	1.54	0.47	0.33	1.53	1,415	—
12-31-2017	1.00	0.006	— [3]	0.006	(0.006)	— [3]	(0.006)	1.00	0.59	0.46	0.33	0.58	1,372	—
Series II
12-31-2021	1.00	— [3]	— [3]	— [3]	— [3]	—	— [3]	1.00	0.00 [4]	0.64	0.07	—	79	—
12-31-2020	1.00	0.003	(0.001)	0.002	(0.002)	—	(0.002)	1.00	0.24	0.64	0.32	0.26	100	—
12-31-2019	1.00	0.017	— [3]	0.017	(0.017)	—	(0.017)	1.00	1.73	0.66	0.53	1.73	120	—
12-31-2018	1.00	0.013	— [3]	0.013	(0.013)	—	(0.013)	1.00	1.34	0.67	0.53	1.31	140	—
12-31-2017	1.00	0.004	— [3]	0.004	(0.004)	— [3]	(0.004)	1.00	0.39	0.66	0.53	0.38	173	—
Series NAV
12-31-2021	1.00	— [3]	— [3]	— [3]	— [3]	—	— [3]	1.00	0.00 [4]	0.39	0.07	—	393	—
12-31-2020	1.00	0.003	— [3]	0.003	(0.003)	—	(0.003)	1.00	0.33	0.39	0.22	0.31	467	—
12-31-2019	1.00	0.020	— [3]	0.020	(0.020)	—	(0.020)	1.00	1.98	0.41	0.28	1.97	390	—
12-31-2018	1.00	0.016	— [3]	0.016	(0.016)	—	(0.016)	1.00	1.59	0.42	0.28	1.59	444	—
12-31-2017	1.00	0.006	— [3]	0.006	(0.006)	— [3]	(0.006)	1.00	0.64	0.41	0.28	0.63	398	—
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.0005 per share.
4	Less than 0.005%.

Select Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	14.59	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.94	(1.20)	0.65	0.61	1.94	177	132
12-31-2020	13.79	0.34	0.91	1.25	(0.45)	—	(0.45)	14.59	9.08	0.65	0.62	2.36	179	118
12-31-2019	12.99	0.35	0.81	1.16	(0.36)	—	(0.36)	13.79	8.95	0.65	0.62	2.55	176	137
12-31-2018	13.42	0.34	(0.40)	(0.06)	(0.37)	—	(0.37)	12.99	(0.43)	0.65	0.62	2.61	173	83
12-31-2017	13.31	0.31	0.18	0.49	(0.38)	—	(0.38)	13.42	3.67	0.65	0.63	2.28	201	92
Series II
12-31-2021	14.61	0.25	(0.45)	(0.20)	(0.38)	(0.07)	(0.45)	13.96	(1.39)	0.85	0.81	1.74	415	132
12-31-2020	13.81	0.31	0.91	1.22	(0.42)	—	(0.42)	14.61	8.86	0.85	0.82	2.18	437	118
12-31-2019	13.01	0.32	0.82	1.14	(0.34)	—	(0.34)	13.81	8.73	0.85	0.82	2.35	423	137
12-31-2018	13.44	0.32	(0.41)	(0.09)	(0.34)	—	(0.34)	13.01	(0.63)	0.85	0.82	2.42	513	83
12-31-2017	13.33	0.28	0.18	0.46	(0.35)	—	(0.35)	13.44	3.46	0.85	0.83	2.08	491	92
Series NAV
12-31-2021	14.58	0.28	(0.45)	(0.17)	(0.41)	(0.07)	(0.48)	13.93	(1.15)	0.60	0.57	1.98	7,199	132
12-31-2020	13.78	0.35	0.90	1.25	(0.45)	—	(0.45)	14.58	9.14	0.60	0.58	2.40	7,212	118
12-31-2019	12.98	0.35	0.82	1.17	(0.37)	—	(0.37)	13.78	9.01	0.60	0.58	2.60	7,703	137
12-31-2018	13.41	0.35	(0.41)	(0.06)	(0.37)	—	(0.37)	12.98	(0.38)	0.60	0.57	2.66	7,528	83
12-31-2017	13.31	0.32	0.16	0.48	(0.38)	—	(0.38)	13.41	3.65	0.60	0.58	2.33	8,625	92
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
101	FINANCIAL HIGHLIGHTS

Total Bond Market Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.24)	—	(0.24)	10.45	(1.81)	0.57	0.30	1.58	336	32
12-31-2020	10.39	0.21	0.54	0.75	(0.25)	—	(0.25)	10.89	7.23	0.57	0.30	1.93	389	40
12-31-2019	9.82	0.26	0.55	0.81	(0.24)	—	(0.24)	10.39	8.24	0.57	0.30	2.49	311	36
12-31-2018	10.11	0.25	(0.27)	(0.02)	(0.27)	—	(0.27)	9.82	(0.19)	0.57	0.30	2.57	256	22
12-31-2017	10.08	0.24	0.08	0.32	(0.29)	—	(0.29)	10.11	3.18	0.57	0.30	2.39	247	46
Series II
12-31-2021	10.91	0.15	(0.38)	(0.23)	(0.22)	—	(0.22)	10.46	(2.10)	0.77	0.50	1.38	62	32
12-31-2020	10.40	0.19	0.55	0.74	(0.23)	—	(0.23)	10.91	7.11	0.77	0.50	1.73	81	40
12-31-2019	9.83	0.24	0.55	0.79	(0.22)	—	(0.22)	10.40	8.02	0.77	0.50	2.29	57	36
12-31-2018	10.13	0.23	(0.28)	(0.05)	(0.25)	—	(0.25)	9.83	(0.49)	0.77	0.50	2.37	57	22
12-31-2017	10.09	0.23	0.08	0.31	(0.27)	—	(0.27)	10.13	3.08	0.77	0.50	2.19	61	46
Series NAV
12-31-2021	10.89	0.17	(0.37)	(0.20)	(0.25)	—	(0.25)	10.44	(1.86)	0.52	0.25	1.62	350	32
12-31-2020	10.38	0.22	0.54	0.76	(0.25)	—	(0.25)	10.89	7.39	0.52	0.25	1.99	329	40
12-31-2019	9.81	0.26	0.55	0.81	(0.24)	—	(0.24)	10.38	8.30	0.52	0.25	2.54	271	36
12-31-2018	10.11	0.26	(0.29)	(0.03)	(0.27)	—	(0.27)	9.81	(0.24)	0.52	0.25	2.62	252	22
12-31-2017	10.07	0.26	0.08	0.34	(0.30)	—	(0.30)	10.11	3.34	0.52	0.25	2.45	264	46
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.

Ultra Short Term Bond Trust

Per share operating performance for a share outstanding throughout each period		Ratios and supplemental data
Income (loss) from investment operations	Less Distributions	Ratios to average net assets

Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)	Expenses including reductions (%)	Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Series I
12-31-2021	11.46	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.19	(0.46)	0.67	0.60	0.34	11	47
12-31-2020	11.51	0.14	0.03	0.17	(0.22)	—	(0.22)	11.46	1.47	0.67	0.60	1.21	15	71
12-31-2019	11.37	0.23	0.12	0.35	(0.21)	—	(0.21)	11.51	3.12	0.67	0.62	2.02	12	64
12-31-2018	11.41	0.16	— [3]	0.16	(0.20)	—	(0.20)	11.37	1.40	0.68	0.65	1.42	12	59
12-31-2017	11.52	0.09	(0.01)	0.08	(0.19)	—	(0.19)	11.41	0.66	0.66	0.65	0.82	11	53
Series II
12-31-2021	11.46	0.02	(0.10)	(0.08)	(0.19)	—	(0.19)	11.19	(0.66)	0.87	0.80	0.15	197	47
12-31-2020	11.51	0.12	0.03	0.15	(0.20)	—	(0.20)	11.46	1.28	0.87	0.80	1.02	255	71
12-31-2019	11.37	0.21	0.12	0.33	(0.19)	—	(0.19)	11.51	2.91	0.87	0.82	1.82	234	64
12-31-2018	11.41	0.14	— [3]	0.14	(0.18)	—	(0.18)	11.37	1.19	0.88	0.85	1.21	193	59
12-31-2017	11.52	0.07	(0.02)	0.05	(0.16)	—	(0.16)	11.41	0.46	0.86	0.85	0.62	205	53
Series NAV
12-31-2021	11.47	0.04	(0.09)	(0.05)	(0.22)	—	(0.22)	11.20	(0.41)	0.62	0.55	0.38	38	47
12-31-2020	11.51	0.15	0.04	0.19	(0.23)	—	(0.23)	11.47	1.61	0.62	0.55	1.27	34	71
12-31-2019	11.38	0.24	0.11	0.35	(0.22)	—	(0.22)	11.51	3.08	0.62	0.57	2.07	31	64
12-31-2018	11.41	0.17	— [3]	0.17	(0.20)	—	(0.20)	11.38	1.53	0.63	0.60	1.46	31	59
12-31-2017	11.53	0.10	(0.03)	0.07	(0.19)	—	(0.19)	11.41	0.62	0.61	0.60	0.89	29	53
1	Based on average daily shares outstanding.
2	Total returns exclude insurance-related fees and expenses and would have been lower had certain expenses not been reduced during the applicable periods.
3	Less than $0.005 per share.
FINANCIAL HIGHLIGHTS	102

Appendix A
Schedule of Management Fees

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund (together with the net assets of any other applicable fund identified in the advisory agreement).

Fund	APR	Advisory Fee Breakpoint
Investment Quality Bond Trust	0.600%	— first $500 million; and
	0.550%	— excess over $500 million.
Lifestyle Balanced Portfolio Lifestyle Conservative Portfolio Lifestyle Growth Portfolio Lifestyle Moderate Portfolio (Collectively, the “JHVIT Lifestyle Portfolios”)

The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II, or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds Assets (“Other Assets”).
*The following JHVIT funds are not included in Affiliated Funds Assets: 500 Index Trust, International Equity Index Trust and Total Bond Market Trust.
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Managed Volatility Portfolios, the JHVIT Lifestyle Portfolios, and the Multimanager Lifestyle Portfolios and Multi-Index Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Funds Assets of the fund.

	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Managed Volatility Portfolios, the JHVIT Lifestyle Portfolios and the Multimanager Lifestyle Portfolios and Multi-Index Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.

Managed Volatility Balanced Portfolio
Managed Volatility Conservative Portfolio
Managed Volatility Growth Portfolio
Managed Volatility Moderate Portfolio
(Collectively, the “JHVIT Managed Volatility Portfolios”)

The management fee has two components: (a) a fee on assets invested in funds of JHVIT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds Assets (“Other Assets”).
*The following JHVIT funds are not included in Affiliated Funds Assets: 500 Index Trust, International Equity Index Trust and Total Bond Market Trust.
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Managed Volatility Portfolios, the JHVIT Lifestyle Portfolios, and the Multimanager Lifestyle Portfolios and Multi-Index Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Funds Assets of the fund.

	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.

(b) The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHVIT Managed Volatility Portfolios, the JHVIT Lifestyle Portfolios, and the Multimanager Lifestyle Portfolios and Multi-Index Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.

	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.
103	APPENDIX A SCHEDULE OF MANAGEMENT FEES

Fund	APR	Advisory Fee Breakpoint
Money Market Trust	0.500%	— first $500 million;
	0.425%	— next $250 million;
	0.375%	— next $250 million;
	0.350%	— next $500 million;
	0.325%	— next $500 million;
	0.300%	— next $500 million; and
	0.275%	— excess over $2.5 billion.
Select Bond Trust	0.650%	— first $500 million;
	0.600%	— next $1 billion;
	0.575%	— next $1 billion;
	0.550%	— next $7.5 billion; and
	0.525%	— excess over $10 billion.
Total Bond Market Trust	0.470%	— first $1.5 billion; and
	0.460%	— excess over $1.5 billion.
Ultra Short Term Bond Trust	0.550%	— first $250 million; and
	0.530%	— excess over $250 million.
APPENDIX A SCHEDULE OF MANAGEMENT FEES	104

For more information

The following documents are available, which offer further information on JHVIT:

Annual/semiannual reports to shareholders

Additional information about a fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In a fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.

As of January 1, 2021, paper copies of the funds’ shareholder reports are no longer sent by mail. Instead, the reports are made available on a website, and you will be notified and provided with a link each time a report is posted to the website. You may request to receive paper reports from the insurance company that offers your contract or from your financial intermediary, free of charge, at any time.

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The SAI includes a summary of JHVIT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:
John Hancock Variable Insurance Trust
200 Berkeley Street
Boston, MA 02116

By phone: 800-344-1029

On the internet: johnhancock.com/annuities

Or you may obtain these documents and other information about the funds from the SEC:

Online: sec.gov

By email (duplicating fee required): publicinfo@sec.gov

1940 Act File No. 811-04146